UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6165

                      (Investment Company Act File Number)


                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  08/31/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS-98.7%
                  CALIFORNIA--95.4%
  $   500,000     ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California    $    550,695
                  Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032
      500,000     Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public          587,455
                  Improvements Project)/(FSA INS), 9/1/2016
      500,000     Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian             545,690
                  Asset Assurance INS), 10/1/2023
      605,000     Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028                         628,789
      500,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific           539,310
                  University), 3/1/2019
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine             1,051,800
                  University)/(United States Treasury PRF 8/1/2009 @ 100), 8/1/2032
      750,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California                773,580
                  College of the Arts), 6/1/2035
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the       1,061,260
                  Pacific), 11/1/2036
      225,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55%               232,448
                  (AMBAC INS), 4/1/2028
      425,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal             440,410
                  Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021
      425,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            450,610
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    1,000,000     California Health Facilities Financing Authority, INS Health Facilities Refunding Revenue Bonds          1,025,700
                  (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance GTD)/(Original
                  Issue Yield: 5.737%), 5/1/2020
      500,000     California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 5.00%                   527,240
                  (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036
      435,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic            444,522
                  Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017
    1,000,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern           1,018,160
                  California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028
    1,500,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-          1,628,625
                  Sinai Medical Center)/(United States Treasury PRF 12/1/2009 @ 101), 12/1/2030
      500,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75%                 518,070
                  (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030
    1,000,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser       1,067,930
                  Permanente), 8/1/2031
    1,000,000     California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA       1,077,360
                  Insurance Corp. INS), 12/1/2016
      900,000     California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos.,                   908,586
                  Inc.)/(Original Issue Yield: 5.818%), 12/1/2030
    1,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,           1,073,450
                  Inc.), 4/1/2025
      750,000   1 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),                 789,458
                  Mandatory Tender 5/1/2014
      700,000     California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries,                   704,683
                  Inc.)/(Original Issue Yield: 6.95%), 11/1/2027
    1,000,000     California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource        1,011,080
                  Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014
       30,000     California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35%               30,666
                  (GNMA Home Mortgage Program COL), 12/1/2029
      870,000     California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027                             913,831
    1,000,000     California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025                            1,048,040
       20,000     California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019                                20,093
    1,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023            1,076,790
    1,000,000     California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021                                          1,088,740
      400,000     California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System              410,412
                  Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021
    1,000,000     California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA                 1,056,300
                  INS)/(Original Issue Yield: 5.77%), 8/15/2018
      485,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.            525,832
                  Mark's School), 6/1/2028
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%                 445,044
                  (Prospect Sierra School)/(United States Treasury PRF 9/1/2010 @ 103)/(Original Issue Yield:
                  6.85%), 9/1/2032
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%               412,876
                  (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25%              1,063,500
                  (Daughters of Charity Health System), 7/1/2035
      500,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint                 535,645
                  School), 11/1/2031
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles                1,019,680
                  Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030
      500,000     Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds           536,605
                  (Series 2003), 5.875% (Talega Ranch), 9/1/2023
      500,000     Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original         515,365
                  Issue Yield: 5.33%), 9/1/2036
      455,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024                507,134
    1,000,000     Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC INS),        1,081,990
                  8/1/2031
    1,000,000     Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset             1,052,970
                  Assurance INS), 8/1/2037
      250,000     Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A),          268,470
                  6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026
      425,000   1 Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,            434,346
                  9/1/2036
    1,000,000     Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS),        1,067,090
                  9/1/2035
    1,000,000     Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A), 5.85% (Franciscan              1,108,760
                  Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032
    1,000,000     El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro            1,044,190
                  Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%),
                  3/1/2018
      730,000     El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El             750,696
                  Monte, CA Community Redevelopment Agency), 6/1/2028
      700,000     Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A) Senior Lien Toll Road Revenue          701,799
                  Bonds, 6.50% (United States Treasury PRF 1/1/2007 @ 100)/(Original Issue Yield: 6.78%), 1/1/2032
    1,000,000     Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75%            1,040,640
                  (Original Issue Yield: 5.774%), 1/15/2040
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,299,860
                  (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
    1,000,000     Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC          1,070,290
                  INS), 8/1/2016
      500,000     Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In            528,465
                  Treasuries COL), 8/1/2011
    1,000,000     Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A),        1,067,310
                  5.00% (AMBAC INS), 9/1/2034
    1,000,000     Kern Community College District, CA, GO Bonds (Series 2006) (FSA INS), 11/1/2023                           487,080
      500,000     La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue               557,580
                  Yield: 6.70%), 2/15/2025
      845,000     Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital                901,784
                  Assurance, Inc. INS), 12/1/2023
      500,000     Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center         522,860
                  Project), 12/1/2023
    1,000,000     Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25%               1,051,640
                  (Original Issue Yield: 5.54%), 11/1/2021
       35,000     Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55%           35,055
                  (AMBAC INS), 1/1/2027
    1,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.00% (AMBAC INS), 7/1/2030         1,082,250
    1,000,000     Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%,           1,079,770
                  7/1/2035
    1,000,000     Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp.                   1,069,900
                  INS)/(Original Issue Yield: 5.63%), 8/1/2019
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A),              523,255
                  6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008 @ 100)/(Original Issue Yield: 6.28%),
                  8/15/2030
      400,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A),              438,572
                  6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010 @ 101)/(Original Issue Yield: 6.03%),
                  8/15/2032
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A),              525,430
                  5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034
      500,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge          506,375
                  at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
    1,000,000     Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance       1,190,010
                  Corp. INS), 8/1/2030
      500,000     Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75%                  534,695
                  (Original Issue Yield: 5.85%), 10/1/2031
      900,000     Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/                       939,987
                  (Original Issue Yield: 5.83%), 11/1/2017
    1,000,000     Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%),       1,065,580
                  11/1/2020
      600,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities           613,758
                  District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
    1,000,000     Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875%                  1,123,690
                  (Eisenhower Medical Center), 7/1/2026
    2,000,000     Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018                         2,157,420
      500,000     Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original            517,770
                  Issue Yield: 5.25%), 9/2/2036
    1,000,000     San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A),          1,105,290
                  6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041
      349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &           240,471
                  Pacific Palms), 4/15/2042
    1,000,000     San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%),               1,052,620
                  10/1/2021
      300,000     San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak         312,318
                  Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028
      400,000     San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special          433,524
                  Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027
    1,000,000     San Jose, CA Redevelopment Agency, Merged Area Redevelopment Project Tax Allocation Bonds (Series        1,062,000
                  2006B), 5.00% (Radian Asset Assurance INS), 8/1/2032
    1,000,000     San Jose, CA Unified School District, COPs, 5.75% (MBIA Insurance Corp. INS)/(Original Issue             1,021,300
                  Yield: 5.85%), 6/1/2020
      500,000     San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50%                 532,680
                  (Original Issue Yield: 5.55%), 8/1/2022
    3,250,000     Sanger, CA Unified School District, UT GO Bonds (Series 2006A) (FSA INS), 8/1/2029                       1,209,000
    1,000,000     Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town            1,065,810
                  Apartments Project), 8/1/2031
    1,500,000     Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015                      1,584,240
    1,000,000     South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset        1,066,400
                  Assurance INS), 8/1/2030
    1,000,000     South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA          1,067,580
                  INS)/(Original Issue Yield: 5.85%), 9/2/2018
      400,000     Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos           461,664
                  Park West)/(United States Treasury PRF 9/1/2012 @ 102)/(Original Issue Yield: 6.43%), 9/1/2032
    1,400,000     Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019                         1,500,058
      400,000     Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association),          414,020
                  12/1/2014
    1,000,000     Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series              1,067,090
                  2005A), 5.00% (FSA INS), 9/1/2029
    1,000,000     Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical                   1,067,910
                  Center)/(Original Issue Yield: 5.65%), 6/1/2031
    1,000,000     University of California, General Revenue Bonds, (2005 Series G), 4.75% (FGIC INS), 5/15/2027            1,043,350
    1,000,000     Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021             1,224,680
    1,000,000     Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista             1,050,510
                  Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030
      965,000     Walnut, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut        1,047,739
                  Improvement Project)/(AMBAC INS), 9/1/2019
      500,000     Watsonville, CA, INS Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community         546,535
                  Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012
    1,000,000     West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL             1,108,030
                  Capital Assurance Inc. INS), 9/1/2026
    1,000,000     Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity                        1,083,920
                  Hospital)/(Original Issue Yield: 5.80%), 6/1/2031
                     TOTAL                                                                                                83,673,540
                  PUERTO RICO-3.3%
      595,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         648,068
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
    2,000,000   2 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%,          2,230,480
                  7/1/2046
                     TOTAL                                                                                                 2,878,548
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $81,494,017)                                                  86,552,088
                  SHORT-TERM MUNICIPALS--0.9%3
                  CALIFORNIA--0.7%
      600,000     Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit           600,000
                  Local LIQ), 3.300%, 12/7/2006
                  PUERTO RICO--0.2%
      200,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              200,000
                  Suisse, Zurich LIQ), 3.290%, 12/6/2006
                     TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                         800,000
                     TOTAL MUNICIPAL INVESTMENTS - 99.6%                                                                  87,352,088
                     (IDENTIFIED COST $82,294,017)4
                     OTHER ASSETS AND LIABILITIES - NET - 0.4%                                                               398,710
                     TOTAL NET ASSETS - 100%                                                                            $ 87,750,798

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.2% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $4,216,651, which represented 4.8% of total net assets.

2    Underlying security in inverse floater structure.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At November 30, 2006, the cost of investments for federal tax purposes was $81,309,173. The net unrealized appreciation of investments for federal tax purposes was $4,927,675. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,037,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,198.

Note:The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2006, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint     7/3/2001         $485,000
 Mark's School), 6/1/2028
 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%           5/10/2002         $395,142
 (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032
 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint           3/23/2001         $500,000
 School), 11/1/2031
 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%         8/26/2005         $396,626
 (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,       3/30/2005        $1,000,000
 Inc.), 4/1/2025
 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),           4/30/2004         $750,000
 Mandatory Tender 5/1/2014
 Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,      6/30/2006         $425,000
 9/1/2036


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDFA  --Housing Development Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multifamily Housing
 PCFA  --Pollution Control Finance Authority
 PFA   --Public Facility Authority
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
               MUNICIPAL BONDS-98.6%
               MICHIGAN-98.6%
  $   500,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014        $     545,020
    1,000,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017            1,089,160
      365,000  Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS),            402,960
               5/1/2011
    1,070,000  Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF               1,125,094
               5/1/2009 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014
    1,300,000  Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance             1,420,042
               Corp. INS), 5/1/2019
    1,125,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,214,730
               5/1/2021
    1,060,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,140,602
               5/1/2023
    2,000,000  Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS),            2,179,880
               5/1/2014
    1,500,000  Bishop, MI International Airport Authority, Revenue Bonds (Series 199B), 5.125% (American Capital           1,553,985
               Access INS)/(Original Issue Yield: 5.25%), 12/1/2017
    1,090,000  Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009 @            1,142,364
               100)/(Original Issue Yield: 5.70%), 5/1/2014
    1,000,000  Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019                1,092,340
    1,215,000  Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015               1,327,084
    1,125,000  Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue              1,168,481
               Yield: 5.68%), 10/1/2020
    1,245,000  Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016                  1,332,187
    1,905,000  Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019                  2,065,058
    1,400,000  Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021              1,522,682
    1,250,000  Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022              1,357,487
    1,000,000  Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco              1,113,150
               Corp.)/(United States Treasury PRF 5/1/2012 @ 100), 5/1/2018
    1,000,000  Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States             1,073,320
               Treasury PRF 1/1/2010 @ 101)/(Original Issue Yield: 5.84%), 7/1/2019
    2,000,000  Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018        2,183,680
    1,335,000  Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010                                               1,421,802
    1,000,000  Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019            1,037,280
    1,000,000  Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017                         1,075,790
    1,120,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015                                             1,220,632
    1,200,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2016                                             1,313,712
    1,000,000  Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008               1,022,740
    1,000,000  Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield:          1,022,570
               5.55%), 2/1/2011
    1,000,000  Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds          1,075,960
               (Series 2002A), 5.75% (International Paper Co.), 6/1/2016
    2,000,000  Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80%                  2,052,660
               (International Paper Co.), 11/1/2018
    1,925,000  East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF            2,067,450
               GTD), 5/1/2019
    1,000,000  Ecorse, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2008 @                1,036,810
               101)/(Original Issue Yield: 5.59%), 5/1/2017
      675,000  Ferris State University, MI, Revenue Bonds, 5.40% (United States Treasury PRF 4/1/2007 @                      685,813
               101)/(Original Issue Yield: 5.45%), 10/1/2009
    1,000,000  Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015            1,087,230
      200,000  Grand Rapids, MI Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance           202,898
               Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008
    1,000,000  Harper Creek, MI Community School District, UT GO Bonds, 5.125% (United States Treasury PRF 5/1/2011        1,063,870
               @ 100)/(Original Issue Yield: 5.21%), 5/1/2021
    1,000,000  Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016             1,068,520
    1,650,000  Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010                        1,766,573
    1,375,000  Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014                1,463,825
    1,575,000  Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017                              1,674,965
    2,000,000  Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009 @ 100)/(Original        2,108,740
               Issue Yield: 5.95%), 5/1/2022
    2,000,000  Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010 @                2,132,200
               100)/(Original Issue Yield: 5.70%), 5/1/2019
    1,575,000  Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011                               1,684,242
    1,000,000  Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018              1,096,480
    1,000,000  Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2019              1,092,340
    1,345,000  Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020                           1,457,402
    1,250,000  Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital ),          1,350,175
               7/1/2020
    1,925,000  Lake Fenton, MI Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017                                2,096,633
    1,000,000  Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF               1,070,890
               5/1/2010 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015
    1,700,000  Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021                    1,839,842
    1,000,000  Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF               1,059,710
               5/1/2010 @ 100)/(Original Issue Yield: 5.50%), 5/1/2016
    1,000,000  Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD),              1,074,240
               5/1/2020
    1,000,000  Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,045,740
               5/1/2009 @ 100), 5/1/2015
    2,000,000  Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010 @        2,135,380
               100)/(Original Issue Yield: 5.67%), 5/1/2018
    1,350,000  Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65%        1,376,285
               (AMBAC INS), 6/1/2010
    1,000,000  Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds (Series 2006), 5.00%,           1,089,100
               10/1/2022
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School             1,089,680
               District)/(FSA INS), 6/1/2015
    2,190,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United            2,333,730
               States Treasury PRF 10/1/2009 @ 101), 10/1/2013
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(United States         1,068,980
               Treasury PRF 10/1/2009 @ 101), 10/1/2015
    1,000,000  Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%,        1,079,110
               10/15/2019
    2,000,000  Michigan State Building Authority, Revenue Bonds (Series 2006 IA) (FGIC INS), 10/15/2021                    1,031,020
    1,100,000  Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield:        1,128,160
               4.98%), 10/15/2018
    1,500,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50%           1,655,565
               (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013
    1,000,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow                 1,080,110
               Obligated Group, MI), 11/15/2016
    1,200,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,303,584
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,082,560
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,046,390
               General Hospital, MI), 5/15/2012
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,050,940
               General Hospital, MI), 5/15/2013
    2,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan        2,106,980
               Obligated Group), 4/15/2026
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),             1,071,270
               5.00% (Henry Ford Health System, MI), 11/15/2021
    1,000,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John          1,028,360
               Hospital, MI)/(United States Treasury COL)/(Original Issue Yield: 5.05%), 5/15/2013
    1,300,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton        1,393,093
               Hospital, MI), 3/1/2016
    1,175,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity               1,277,977
               Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020
    1,000,000  Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren         1,031,260
               Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy           2,139,740
               Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health            2,149,360
               Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care         2,128,600
               Corp.), 8/1/2020
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare          2,141,400
               Credit Group), 12/1/2026
    1,000,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community                1,017,690
               Hospital)/(Original Issue Yield: 5.30%), 5/15/2012
    1,400,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.50% (MidMichigan          1,438,570
               Obligated Group)/(FSA INS), 6/1/2008
    3,500,000  Michigan State House of Representatives, Certificates of Participation, 5.29% accrual (Capitol              1,802,325
               Outlook LLC)/(AMBAC INS)/(Original Issue Yield: 5.29%), 8/15/2022
      565,000  Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A), 6.30%            599,414
               (Oakbrook Villa Townhomes)/(GNMA Collateralized Home Mortgage Program GTD), 7/20/2019
    1,000,000  Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA                 1,034,190
               Insurance Corp. INS), 12/1/2016
      820,000  Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013               867,937
    2,000,000  Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender        1,982,500
               4/1/2014
      175,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       178,841
               Inc.)/(Original Issue Yield: 5.422%), 7/1/2018
      325,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       336,658
               Inc.)/(United States Treasury PRF 7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018
    1,000,000  Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002),          1,024,100
               4.625% (Waste Management, Inc.), 12/1/2012
    1,000,000  Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management,             1,016,400
               Inc.), 12/1/2013
    1,000,000  Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011        1,084,460
               @ 100), 11/1/2018
    2,000,000  Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014                                       2,188,940
    1,250,000  Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @            1,338,613
               100)/(Original Issue Yield: 5.86%), 5/1/2020
    1,350,000  North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp.            1,472,148
               INS), 5/1/2017
    1,000,000  Paw, MI Public School District, School Building & Site UT GO Bonds, 5.50% (United States Treasury           1,062,900
               PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.60%), 5/1/2020
    1,360,000  Pontiac, MI, LT GO Fiscal Stabilization Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS),                1,489,635
               5/1/2016
      500,000  Portage, MI Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/(Original Issue Yield: 4.57%),             510,100
               5/1/2012
    1,170,000  Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009 @ 100),              1,236,971
               5/1/2011
    1,130,000  Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS),                1,231,406
               11/1/2022
    1,100,000  Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS),             1,196,393
               5/1/2021
    1,400,000  Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018           1,535,072
    1,000,000  Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00%              1,052,470
               (Covenant Medical Center, Inc.), 7/1/2017
    1,500,000  Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant            1,581,135
               Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013
    5,000,000  Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center,          5,465,700
               Inc.)/(Original Issue Yield: 6.645%), 7/1/2030
    2,000,000  Saline, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @           2,137,780
               100), 5/1/2018
    1,000,000  Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009 @         1,042,870
               100)/(Original Issue Yield: 5.65%), 5/1/2019
      675,000  South Lyon, MI Community School District, UT GO Bonds, (Series A), 5.75% (United States Treasury PRF          722,851
               5/1/2010 @ 100)/(Original Issue Yield: 5.85%), 5/1/2019
    1,675,000  Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS),            1,792,032
               5/1/2012
    1,700,000  Spring Lake, MI Public School District No. 41, UT GO School Building and Site Bonds, 5.00% (MBIA            1,864,016
               Insurance Corp. INS), 5/1/2018
    1,130,000  Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015           1,245,430
    1,250,000  Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%),              1,354,050
               10/1/2021
      170,000  Troy, MI City School District, Refunding UT GO Bonds, 4.75% (Q-SBLF GTD)/(Original Issue Yield:               170,770
               4.80%), 5/1/2008
    2,000,000  Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),        2,181,860
               5/1/2020
    1,000,000  University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan Health         1,033,260
               System), 12/1/2009
    1,000,000  Utica, MI Community Schools, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2016                                      1,083,770
    1,000,000  Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD),              1,090,700
               5/1/2016
    1,625,000  Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018              1,781,780
    1,000,000  Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United            1,070,890
               States Treasury PRF 5/1/2010 @ 100), 5/1/2015
    1,000,000  Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp.           1,021,340
               INS)/(Original Issue Yield: 5.40%), 6/1/2009
    1,775,000  West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,915,367
               5/1/2011 @ 100), 5/1/2015
      900,000  West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010 @                962,361
               100)/(Original Issue Yield: 5.75%), 5/1/2014
    1,000,000  West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF              1,045,740
               5/1/2009 @ 100)/(Original Issue Yield: 5.60%), 5/1/2017
    1,025,000  Whitehall, MI District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016                                   1,114,462
      740,000  Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.                        761,423
               INS)/(Original Issue Yield: 6.55%), 10/1/2008
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $156,598,202)                                                   163,674,994
               SHORT-TERM MUNICIPALS--0.4%1
               MICHIGAN--0.3%
      500,000  Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement                  500,000
               Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.480%, 12/7/2006
               PUERTO RICO--0.1%
      200,000  Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit                 200,000
               Suisse, Zurich LIQ), 3.290%, 12/6/2006
                  TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                            700,000
                  TOTAL MUNICIPAL INVESTMENTS - 99.0%                                                                    164,374,994
                  (IDENTIFIED COST $157,298,202)2
                  OTHER ASSETS AND LIABILITIES - NET - 1.0%                                                                1,584,508
                  TOTAL NET ASSETS - 100%                                                                              $ 165,959,502

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.1% of the Fund's portfolio as calculated based upon total market value.

1    Current rate and next reset date shown for Variable Rate Demand Notes.

2 At November 30, 2006, the cost of investments for federal tax purposes was $157,264,500. The net unrealized appreciation of investments for federal tax purposes was $7,110,494. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,116,525 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,031.

Note:The categories of investments are shown as a percentage of total net assets at November 30, 2006.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 INS    --Insured
 LIQ    --Liquidity Agreement
 LO     --Limited Obligation
 LOC    --Letter of Credit
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCR    --Pollution Control Revenue
 PRF    --Prerefunded
 Q-SBLF --Qualified State Bond Loan Fund
 SFM    --Single Family Mortgage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.






FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS-115.0%
                   ALABAMA-1.2%
  $  2,000,000     Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20%              $    2,067,440
                   (International Paper Co.), 6/1/2025
     2,000,000   1 Mobile County, AL IDA, IDRB (Series 2000), 6.875%, (Ipsco, Inc.), 5/1/2030                              2,126,240
       545,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25%              573,509
                   (Jackson Hospital & Clinic, Inc.), 3/1/2036
     2,100,000     Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical          2,190,552
                   Center)/(Original Issue Yield: 6.05%), 8/1/2035
                      TOTAL                                                                                                6,957,741
                   ALASKA--0.2%
     1,440,000     Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn             1,437,106
                   Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032
                   ARIZONA--0.5%
       500,000     Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln               577,465
                   Health Network), 12/1/2037
     1,500,000     Pima County, AZ IDA, Education Facilities Revenue Bonds (Series 2006), 6.375% (Choice Education         1,546,860
                   & Development Corp.), 6/1/2036
     1,000,000   2 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),          1,066,740
                   6.00%, 7/1/2030
                      TOTAL                                                                                                3,191,065
                   ARKANSAS--0.4%
     2,000,000     Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375%                    2,215,880
                   (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue
                   Yield: 7.50%), 2/1/2029
                   CALIFORNIA-6.0%
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,            1,044,980
                   Inc.), 7/1/2027
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,          1,073,450
                   Inc.), 4/1/2025
     2,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           2,114,960
                   Inc.), 11/1/2023
     6,000,000   1 California State, Economic Recovery Revenue Bonds (Series 2004A), 5.250%, (California State             7,217,880
                   Fiscal Recovery Fund), 7/1/2013
     2,075,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                2,245,399
       670,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  725,020
       310,000     California State, UT GO Bonds, 5.75%, 5/1/2030                                                            332,311
     1,280,000   1 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X) ,              1,346,714
                   6.65% (Magnolia City Lights Project), 7/1/2029
       980,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day              1,042,759
                   School), 11/1/2031
     2,000,000     Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds           2,091,580
                   (Series 2005A), 5.00% (California State), 6/1/2045
     4,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            4,913,240
                   2003A-3), 7.875%, 6/1/2042
     2,825,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,248,552
                   (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
       750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-            922,305
                   2), 7.90%, 6/1/2042
     1,000,000     Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds         1,125,090
                   (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     2,000,000     Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, (Series C), 7.50%              2,250,180
                   (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     1,000,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00%                  1,012,750
                   (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
     1,350,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community                   1,380,956
                   Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
       349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park            240,471
                4  & Pacific Palms), 4/15/2042
     1,000,000     Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community            1,075,560
                   Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031
                      TOTAL                                                                                               35,404,157
                   COLORADO--6.6%
     1,500,000     Aspen Grove, CO Business Improvement District, LT Tax GO Bonds (Series 2001), 7.625%, 12/1/2025         1,630,710
     2,000,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue             2,150,940
                   Yield: 6.375%), 12/1/2035
     1,500,000     Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035                     1,559,385
     1,500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,756,380
                   2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF
                   8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031
       970,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,022,138
                   2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375%              1,144,460
                   (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031
       990,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%               1,071,329
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.40%),
                   3/1/2022
       500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 556,160
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%),
                   3/1/2032
       760,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50%                 894,596
                   (Excel Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%),
                   12/1/2033
       800,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A),                 899,360
                   7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028
       755,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%                808,039
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     4,250,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement           4,380,815
                   Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035
     1,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living             1,050,630
                   Communities), 1/1/2037
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034                                   1,082,480
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032                                   1,128,380
       580,000     Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF                     668,282
                   12/1/2010@101), 12/1/2019
     2,250,000     Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc.             2,432,048
                   INS), 11/15/2021
     2,000,000     Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc.             2,158,680
                   INS), 11/15/2022
       500,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00%                    538,570
                   (Original Issue Yield: 6.05%), 12/1/2031
       505,000     Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series           516,085
                   2006B), 5.25%, 5/1/2020
     1,000,000     Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036                     1,028,560
     1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue              1,075,470
                   Yield: 6.375%), 12/1/2035
       500,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00%, 12/1/2036                  513,415
     1,000,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033                             1,126,500
     1,770,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%,               1,895,723
                   12/1/2026
     2,235,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035                  2,392,053
     1,500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue           1,671,495
                   Yield: 7.18%), 12/1/2034
     2,000,000     Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021                 2,157,740
                      TOTAL                                                                                               39,310,423
                   CONNECTICUT--0.4%
     1,000,000     Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.),            1,210,730
                   4/1/2026
       800,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  857,024
                   Network)/(Radian Asset Assurance INS), 7/1/2030
                      TOTAL                                                                                                2,067,754
                   DISTRICT OF COLUMBIA--1.9%
     1,500,000   1 District of Columbia, Multimodal Revenue Bonds (Series 2001D), 6.875%, (Medstar Health, Inc.),          1,510,080
                   8/15/2031
    25,000,000     District of Columbia, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds         2,344,500
                   (Series 2006), 6/15/2046
     6,245,000   1 District of Columbia, UT GO Bonds (Series 2005A), 5.000%,  6/1/2023                                     7,156,396
                      TOTAL                                                                                               11,010,976
                   FLORIDA-7.1%
     1,500,000     Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A),         1,515,480
                   5.35%, 5/1/2036
     1,400,000     Belmont, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006B),           1,425,004
                   5.125%, 11/1/2014
     2,000,000     Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds,             2,213,020
                   8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032
       109,218     Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation                       109,205
                   Properties), 7/1/2040
     1,000,000   2 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                1,234,450
                   Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
       805,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               821,003
                   2005), 5.45%, 5/1/2036
     1,000,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series             1,016,540
                   2006), 5.375%, 5/1/2036
       490,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               496,546
                   2006B), 5.00%, 5/1/2011
       555,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),              555,194
                   5.125% (Original Issue Yield: 5.20%), 11/1/2009
     5,200,000   1 Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 4), 5.050%, 7/1/2026            5,727,905
     1,000,000     Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds                1,048,500
                   (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036
       635,000     Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue             638,404
                   Bonds (Series 2001B), 6.35%, 5/1/2010
     1,000,000     Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00%          1,115,970
                   (Adventist Health System/ Sunbelt Obligated Group)/(United States Treasury PRF
                   11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031
       990,000     Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds             1,074,665
                   (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034
       155,000     Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Home Mortgage Program COL),                157,010
                   3/1/2029
     2,000,000     Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at              2,163,420
                   Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032
       925,000     Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series             996,919
                   A), 6.80%, 5/1/2031
     1,000,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.          1,112,190
                   Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
       700,000   2 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical            810,446
                   Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
       500,000     Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125%                 526,720
                   (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024
     1,000,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),              1,094,790
                   6.25% (Original Issue Yield: 6.30%), 5/1/2037
       965,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series             1,046,099
                   2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033
       600,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,               651,312
                   5/1/2034
     2,000,000   2 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the             2,154,620
                   Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035
     1,000,000     Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A),               1,120,140
                   7.375%, 5/1/2033
     1,200,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),             1,368,984
                   10/1/2023
     2,000,000     St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns         2,251,040
                   Project)/(Original Issue Yield: 8.10%), 1/1/2030
       710,000     Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005),             725,038
                   5.00%, 5/1/2015
     1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),            1,795,693
                   5.40%, 5/1/2037
       500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             516,265
                   2005A), 5.55%, 5/1/2036
       375,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             389,554
                   2005B), 5.25%, 5/1/2016
     1,000,000     Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series             1,016,930
                   2006A), 5.40%, 5/1/2037
       855,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series               935,686
                   2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
     1,630,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds         1,726,936
                   (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                   10/15/2025
       500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment             521,105
                   Bonds (Series 2006), 5.65%, 5/1/2037
                      TOTAL                                                                                               42,072,783
                   GEORGIA--1.8%
     1,845,000     Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original             2,049,998
                   Issue Yield: 7.90%), 12/1/2014
       770,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          803,095
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,235,000     Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031                      1,269,605
     1,000,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%,              1,039,630
                   1/1/2035
       750,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%,                794,242
                   1/1/2028
     1,875,000     Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030                1,945,275
     1,640,000     Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375%          2,086,998
                   (Georgia Baptist Health Care System)/(Escrowed In Treasuries COL)/(Original Issue Yield:
                   6.45%), 10/1/2028
       750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury            763,395
                   Court), 2/15/2022
                      TOTAL                                                                                               10,752,238
                   HAWAII--0.5%
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%            1,082,620
                   (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%            1,170,180
                   (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
       435,000     Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series               457,720
                   2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020
                      TOTAL                                                                                                2,710,520
                   IDAHO--0.0%
        85,000     Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023                            85,178
                   ILLINOIS-4.6%
       625,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City             641,769
                   Project)/(Original Issue Yield: 5.90%), 3/1/2027
     1,000,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series              1,069,230
                   2005A), 5.00% (FGIC INS), 1/1/2033
        20,000     Chicago, IL SFM, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028                   20,581
       415,000     DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036              437,132
    11,695,000   1 Illinois Finance Authority, Revenue Bonds, 5.000%, (Swedish American Hospital),  11/15/2023            13,465,858
     1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of                 1,033,410
                   Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037
     1,250,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                    1,331,337
                   Place)/(Original Issue Yield: 6.04%), 5/15/2037
     2,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/                2,105,480
                   (Original Issue Yield: 6.25%), 5/15/2038
     1,500,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035             1,591,755
     1,500,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor                     1,556,760
                   Hospital)/(Original Issue Yield: 5.20%), 1/1/2025
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),         1,033,280
                   8/1/2029
     1,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills                   1,036,070
                   Supportive Living LLC), 11/15/2036
     2,000,000     Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%,                 2,159,040
                   1/1/2036
                      TOTAL                                                                                               27,481,702
                   INDIANA--1.8%
     1,000,000     Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue             1,019,430
                   Yield: 5.87%), 8/15/2028
     3,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375%              3,244,200
                   (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031
     2,000,000     Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625%              2,015,600
                   (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028
     2,000,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,131,480
                   5.10% (FedEx Corp.), 1/15/2017
     1,000,000     South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield                    1,022,610
                   Village)/(Original Issue Yield: 6.375%), 11/15/2029
     1,355,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         1,409,945
                   (Madison Center Obligated Group), 2/15/2034
                      TOTAL                                                                                               10,843,265
                   IOWA--1.6%
       375,000     Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A),                383,820
                   5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027
     6,000,000   1 Iowa Finance Authority, SFM Revenue Bonds (Series 2006I), 4.950%,  7/1/2037                             6,394,620
     1,000,000     Palo Alto County Hospital, IA, Hospital Revenue Bonds (Series 2006), 5.125% (Original Issue             1,005,910
                   Yield: 5.20%), 8/1/2029
     1,785,000     Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue               1,929,371
                   Yield: 6.40%), 10/1/2022
                      TOTAL                                                                                                9,713,721
                   KANSAS--1.6%
     1,625,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project),               1,685,401
                   8/1/2014
     2,015,000     Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021             2,041,376
     1,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village,               1,155,980
                   Inc.)/(United States Treasury PRF 5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030
     2,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus,           2,136,560
                   Inc.), 11/15/2038
     2,000,000   1 Overland Park, KS, Development Corp., First Tier Revenue Bonds (Series 2000A), 7.375%,                  2,194,080
                   (Overland Park Convention Center Hotel Project), 1/1/2032
       380,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage            390,712
                   Program COL), 6/1/2029
                      TOTAL                                                                                                9,604,109
                   KENTUCKY--0.7%
     2,000,000     Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health             2,035,500
                   Center)/(Original Issue Yield: 5.92%), 10/1/2022
       435,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue             485,190
                   Yield: 6.97%), 10/1/2028
     1,565,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States            1,744,975
                   Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028
                      TOTAL                                                                                                4,265,665
                   LOUISIANA--1.2%
     1,000,000     De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00%                1,034,180
                   (International Paper Co.), 11/1/2018
     1,980,000   2 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles             2,135,074
                   Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
     2,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          2,003,740
                   Issue Yield: 7.75%), 10/1/2022
     2,000,000     West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States,              2,021,000
                   Inc.), 9/1/2028
                      TOTAL                                                                                                7,193,994
                   MAINE-2.2%
       970,000     Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series         1,039,064
                   A), 7.50% (Piper Shores)/(United States Treasury PRF 1/1/2009@100), 1/1/2019
     1,000,000     Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds,                1,072,190
                   (Series A), 7.55% (Piper Shores)/(United States Treasury PRF 1/1/2009@100), 1/1/2029
     5,465,000   1 Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.700%, 11/15/2037                5,563,152
     5,450,000   1 Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.625%,  11/15/2031               5,547,883
                      TOTAL                                                                                               13,222,289
                   MARYLAND--0.7%
     1,000,000   1 Maryland State Economic Development Corp., Health and Mental Hygiene Providers Facilities               1,095,750
                   Acquisition Program Revenue Bonds (Series 2000A), 7.750%, (Baltimore Association for Retarded
                   Citizens, Inc. Project), 3/1/2025
     2,000,000     Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75%              2,234,620
                   (Chesapeake Bay Conference Center )/(United States Treasury PRF 12/1/2009@101), 12/1/2031
       500,000     Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good           540,775
                   Counsel High School), 5/1/2035
                      TOTAL                                                                                                3,871,145
                   MASSACHUSETTS-3.5%
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System              2,131,720
                   )/(Original Issue Yield: 6.60%), 7/1/2034
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated                      2,087,320
                   Group)/(Original Issue Yield: 5.80%), 7/1/2028
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031                 2,472,460
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue              1,116,740
                   Yield: 7.00%), 10/1/2033
     1,000,000   1 Massachusetts Water Resources Authority, Revenue Bonds, 5.500%,  8/1/2015                               1,184,220
     2,605,000   1 Massachusetts Water Resources Authority, Revenue Bonds, 5.500%,  8/1/2014                               3,084,893
     3,430,000   1 Massachusetts Water Resources Authority, Revenue Bonds, 5.500%,  8/1/2019                               4,061,874
     3,610,000   1 Massachusetts Water Resources Authority, Revenue Bonds, 5.500%,  8/1/2020                               4,275,034
                      TOTAL                                                                                               20,414,261
                   MICHIGAN--0.9%
     1,000,000     Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds          1,115,340
                   (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100),
                   4/15/2023
       550,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             576,268
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     1,500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan                  1,695,435
                   Hospital), 7/1/2040
       500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea           516,525
                   Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037
     1,500,000     Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds,          1,582,740
                   (Series 2005), 5.625%, 11/1/2035
                      TOTAL                                                                                                5,486,308
                   MINNESOTA--4.5%
     4,000,000     Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030                      4,965,840
     3,000,000     Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health           3,186,300
                   System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028
       550,000     Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health           570,982
                   Services), 4/1/2031
     2,000,000     Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System,          2,184,220
                   MN), 11/15/2014
     1,000,000     Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International             1,024,230
                   Language Academy), 5/1/2035
       500,000     Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033                    542,400
     3,000,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series              3,188,850
                   2006), 5.25% (HealthPartners Obligated Group), 5/15/2036
     4,000,000     St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005),          4,457,320
                   6.00% (Health East, Inc.), 11/15/2035
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00%           1,058,840
                   (Achieve Language Academy ), 12/1/2032
     2,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper              2,179,920
                   Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029
     1,500,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg          1,633,500
                   Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029
     1,500,000   1 Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.000% (Bluffview Montessori             1,593,570
                   School Project), 12/1/2024
                      TOTAL                                                                                               26,585,972
                   MISSISSIPPI--0.4%
     2,500,000     Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/(Original             2,504,075
                   Issue Yield: 5.934%), 4/1/2022
                   MISSOURI--0.9%
     2,445,000   2 Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030                 2,446,614
     1,000,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             1,036,430
                   5.00% (Branson, MO), 6/1/2035
     1,000,000     St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project),              1,021,190
                   8/15/2032
       500,000     West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue                523,460
                   Yield: 6.78%), 11/15/2024
                      TOTAL                                                                                                5,027,694
                   MULTI STATE-0.3%
     2,000,000     Non-Profit Preferred Funding Trust I,1.00%, 9/15/2037                                                   2,012,860
                   NEBRASKA-1.5%
     8,000,000   1 Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2006E),              8,794,560
                   5.050%, 9/1/2028
                   NEVADA-2.2%
     2,000,000   1 Clark County, NV Revenue Bonds, 7.500%, (Southern Highlands ISD No. 121), 12/1/2019                     2,237,180
     1,000,000     Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series               1,028,570
                   2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029
     1,000,000     Clark County, NV, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Mountains Edge            1,032,190
                   SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023
       960,000     Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No.                  992,813
                   132)/(Original Issue Yield: 6.92%), 2/1/2021
       500,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No.           505,650
                   151), 8/1/2025
     1,800,000     Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds             1,874,628
                   (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040
     1,300,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,329,809
                   2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
     1,000,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,023,150
                   2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
     1,275,000     Henderson, NV, Limited Obligation Improvement Bonds, 5.30% (Inspirada Local Improvement                 1,301,367
                   District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035
       500,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID            517,870
                   No. 607), 6/1/2019
     1,080,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding            1,111,806
                   Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022
                      TOTAL                                                                                               12,955,033
                   NEW HAMPSHIRE--0.2%
       345,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights ), 1/1/2026           348,792
       750,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights ), 1/1/2030           756,712
                      TOTAL                                                                                                1,105,504
                   NEW JERSEY-4.2%
       310,000     New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.30% (Seashore Gardens             313,611
                   Living Center), 11/1/2026
       400,000     New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.375% (Seashore Gardens            404,736
                   Living Center)/(Original Issue Yield: 5.40%), 11/1/2036
     2,100,000   1 New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.800%, (New Jersey Metromall Urban              2,374,659
                   Renewal, Inc.), 4/1/2018
     2,000,000     New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village,          2,311,960
                   Inc.)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 7.625%), 11/15/2031
       300,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.125% (Seabrook                           323,532
                   Village)/(United States Treasury PRF 11/15/2008@100)/(Original Issue Yield: 8.30%), 11/15/2018
     1,250,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(United         1,456,100
                   States Treasury PRF 11/15/2010@101)/(Original Issue Yield: 8.50%), 11/15/2030
     1,550,000     New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027                   1,577,667
     2,000,000     New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019                            2,072,380
     3,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax),                3,314,130
                   6/15/2016
     1,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                      1,086,030
                   Tax)/(Original Issue Yield: 5.93%), 6/15/2034
     1,000,000     New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines,            1,073,480
                   Inc.)/(Original Issue Yield: 7.25%), 11/15/2030
       400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley               425,228
                   Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
     2,000,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical         2,244,420
                   Center)/(Original Issue Yield: 6.67%), 7/1/2031
     5,000,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%),             5,749,650
                   6/1/2039
                      TOTAL                                                                                               24,727,583
                   NEW MEXICO-2.5%
       850,000     Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50%                  906,890
                   (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021
     2,465,000     Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments),              2,651,428
                   12/1/2030
     2,000,000     Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022            2,057,500
     1,000,000     Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 6.00%, 9/1/2032              1,049,570
     7,500,000   1 New Mexico Mortgage Finance Authority, SFM Revenue Bonds, 5.000%, 7/1/2037                              8,104,650
                      TOTAL                                                                                               14,770,038
                   NEW YORK--11.2%
     2,500,000     Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates),                2,599,275
                   12/1/2023
       115,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                  128,147
                   Hospital and Health Centers), 3/1/2029
       980,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital            1,092,034
                   and Health Centers), 3/1/2029
     1,365,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50%                  1,402,183
                   (Woodland Village, Inc.), 8/1/2033
    10,000,000   1 Metropolitan Transportation Authority, NY MTA State Service Contract Refunding Revenue Bonds           11,917,400
                   (Series 2002A), 5.500%, (New York State), 1/1/2019
       430,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B) , 5.875% (North              453,564
                   Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
     6,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),              6,422,040
                   3/1/2035
     2,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),              2,158,040
                   3/1/2015
       400,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group                        437,348
                   Association), 1/1/2024
     1,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British                    1,684,590
                   Airways)/(Original Issue Yield: 7.976%), 12/1/2032
     5,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines,          6,788,870
                   Inc.)/(Original Issue Yield: 8.095%), 8/1/2028
     1,500,000 2,3 New York City, NY, RITES (PA-1349), 6.95699% (MBIA Insurance Corp. INS), 8/1/2018                       1,891,695
     2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%),            2,135,720
                   12/1/2020
     5,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022                                  5,484,000
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                  1,064,750
     4,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025                                  4,264,080
     1,700,000   2 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports               1,808,766
                   Museum), 2/15/2019
       300,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                 318,300
                   Hospital)/(Radian Asset Assurance INS), 12/1/2035
     1,075,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health           1,099,005
                   Obligated Group), 7/1/2026
    10,500,000     Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series 2003C-1), 5.50% (New York State),        11,313,435
                   6/1/2016
     1,500,000     Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series               1,591,860
                   2002B), 5.00%, 11/15/2022
                      TOTAL                                                                                               66,055,102
                   NORTH CAROLINA--1.6%
     2,500,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75%                2,691,250
                   (National Gypsum Co.), 8/1/2035
     1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds             1,590,630
                   (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035
       500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,              540,035
                   6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032
     1,875,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,            1,949,850
                   7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029
       630,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding           644,143
                   Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
     1,200,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,310,448
                   (Arc of North Carolina Projects), 10/1/2034
       500,000     North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A),               514,025
                   5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025
                      TOTAL                                                                                                9,240,381
                   OHIO-3.1%
     1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A),              1,031,320
                   6.25% (St. Clarence-GEAC LLC), 5/1/2038
     1,500,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,           1,665,495
                   7.35% (University Heights, OH Public Parking Garage), 12/1/2031
       500,000     Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio                    574,465
                   Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue
                   Yield: 7.35%), 7/1/2029
     5,000,000   1 Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.625%, (Catholic Healthcare         5,896,000
                   Partners), 10/1/2012
     5,000,000   1 Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.625%, (Catholic Healthcare         5,884,400
                   Partners),  10/1/2013
     1,500,000     Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10%         1,541,190
                   (Cleveland Electric Illuminating Co.), 8/1/2020
     1,500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),            1,542,150
                   7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
       375,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              411,341
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               18,546,361
                   OKLAHOMA--1.0%
     3,995,000     Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County          4,016,333
                   Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00%           1,017,070
                   (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125%          1,027,700
                   (Concordia Life Care Community), 11/15/2025
                      TOTAL                                                                                                6,061,103
                   OREGON--2.7%
     1,000,000     Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series               1,024,120
                   2005), 5.125% (Willamette Falls Hospital), 4/1/2026
     1,000,000   2 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,         1,025,200
                   10/1/2026
     5,925,000   1 Multnomah County, OR Hospital Facilities Authority Revenue Bonds (Series 2004), 5.250%,                 7,030,723
                   (Providence Health System), 10/1/2018
     4,075,000   1 Multnomah County, OR Hospital Facilities Authority Revenue Bonds (Series 2004), 5.500%,                 4,960,497
                   (Providence Health System), 10/1/2019
     1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement                     1,108,400
                   Community)/(Original Issue Yield: 7.125%), 12/1/2034
                      TOTAL                                                                                               15,148,940
                   PENNSYLVANIA-8.6%
     1,330,000     Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St.         1,345,069
                   Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018
     4,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn                  5,367,825
                   Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     2,000,000   2 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO              2,072,100
                   Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     1,120,000     Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel                    1,176,381
                   Schools)/(Original Issue Yield: 7.75%), 12/15/2029
       865,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005),                919,607
                   5.50% (United States Steel Corp.), 11/1/2016
     1,345,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.          1,498,962
                   Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031
       600,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,             637,836
                   Inc.), 1/1/2035
     2,000,000   1 Carbon County, PA IDA, Refunding Revenue Bonds, 6.700%, (Panther Creek Partners Project),               2,183,540
                   5/1/2012
     1,500,000     Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue              1,561,275
                   Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%),
                   12/1/2024
     1,445,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,737,266
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
       555,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),             656,909
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
     1,000,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(United          1,135,840
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.84%), 5/1/2031
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,082,200
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375%               2,230,160
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/
                   (Original Issue Yield: 7.50%), 12/1/2030
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,071,140
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
       500,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum                523,915
                   Co.), 11/1/2027
     2,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027              2,112,460
     2,000,000   1 Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.400%, (Northampton                     2,000,160
                   Generating),  1/1/2029
     3,500,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.400% (Northampton Generating),         3,500,280
                   1/1/2009
       900,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),            947,340
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp.              1,059,110
                   INS), 6/15/2024
    10,995,000     Philadelphia, PA Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033                      11,638,317
     1,500,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,716,780
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
     2,000,000   1 Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.000%,                 2,310,420
                   (Redstone Presbyterian Seniorcare Obligated Group), 11/15/2023
       500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone           528,215
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
                      TOTAL                                                                                               51,013,107
                   PUERTO RICO-2.2%
     9,000,000   2 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original              621,090
                   Issue Yield: 6.50%), 5/15/2050
    10,000,000   1 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A),             12,587,400
                   5.500%, 7/1/2014
                      TOTAL                                                                                               13,208,490
                   RHODE ISLAND--0.2%
     1,000,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds              1,146,700
                   (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF
                   8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032
                   SOUTH CAROLINA--1.7%
     6,000,000     Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)          1,279,320
                   (Original Issue Yield: 5.80%), 1/1/2025
     7,750,000     Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series                935,580
                   1998A) (Original Issue Yield: 5.85%), 1/1/2034
       825,000     Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes              842,647
                   Improvement District), 12/1/2037
     1,000,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base                1,025,610
                   Redevelopment Project Area)/(Original Issue Yield: 5.27%), 11/1/2026
       750,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base                  770,940
                   Redevelopment Project Area)/(Original Issue Yield: 5.325%), 11/1/2035
       800,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series                 817,416
                   2006), 5.30% (Wesley Commons), 10/1/2036
     1,500,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series               1,499,865
                   1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%),
                   5/1/2026
     1,500,000     South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375%          1,734,705
                   (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010@102)/(Original Issue Yield:
                   7.55%), 12/15/2021
     1,000,000     Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds              1,087,120
                   (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028
                      TOTAL                                                                                                9,993,203
                   SOUTH DAKOTA--0.4%
     2,000,000     Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran           2,089,340
                   Home)/(Original Issue Yield: 7.198%), 12/1/2035
                   TENNESSEE--1.5%
     3,000,000     Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue                 3,558,870
                   Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033
     2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds             2,168,840
                   (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036
     1,000,000     Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series         1,049,490
                   2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032
     1,000,000     Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist             1,087,460
                   Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022
       375,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   424,860
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
       625,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   708,100
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                8,997,620
                   TEXAS-6.2%
     2,000,000     ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin          2,109,900
                   LP)/(Original Issue Yield: 7.50%), 1/1/2025
       800,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series              887,464
                   2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033
     1,000,000     Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue             1,053,930
                   Refunding Bonds (Series 2006B), 5.75%, 1/1/2034
     1,000,000     Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A),          1,061,310
                   6.70% (Original Issue Yield: 6.75%), 1/1/2032
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC),             1,043,450
                   5/1/2029
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co.              1,117,110
                   LLC), Mandatory Tender 4/1/2013
       715,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co.                     807,907
                   LLC)/(Original Issue Yield: 6.77%), 10/1/2038
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033                   1,171,610
     2,380,000     Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC),            2,534,510
                   Mandatory Tender 11/1/2011
     1,000,000     Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy           1,062,900
                   Houston Electric), 12/1/2018
     4,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional            4,409,320
                   Health System), 9/1/2034
     1,500,000     El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health                  1,657,560
                   Services), 8/15/2031
     2,000,000   1 Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A), 6.875%, (Champion                    2,040,000
                   International Corp.), 12/1/2028
       500,000     Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65%                542,100
                   (Valero Energy Corp.), 4/1/2032
     1,000,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at         1,028,880
                   Willow Bend), 11/1/2036
     1,000,000     Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental          1,082,790
                   Airlines, Inc.), 7/1/2029
     1,000,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior         1,119,180
                   Living Community)/(Original Issue Yield: 7.20%), 2/15/2034
     2,000,000     Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035          2,120,080
     1,125,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series             1,199,284
                   2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035
     1,000,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625%             1,125,230
                   (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010@101)/(Original Issue
                   Yield: 7.75%), 2/15/2028
     2,000,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest             2,246,360
                   Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original
                   Issue Yield: 7.75%), 11/15/2029
       250,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy                  258,735
                   Corp.), 4/1/2018
       900,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),            963,189
                   6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original         1,014,210
                   Issue Yield: 5.89%), 8/15/2018
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original           993,770
                   Issue Yield: 5.97%), 8/15/2028
     2,000,000 2,4 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American             89,000
                   Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
     1,485,000 2,4 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX                   192,010
                   Project), 10/1/2031
     1,000,000     Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/                       1,096,030
                   (Original Issue Yield: 6.85%), 5/15/2021
       535,000     Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65%           551,280
                   (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035
                      TOTAL                                                                                               36,579,099
                   UTAH--0.4%
       800,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership             808,024
                   Academy), 11/15/2026
     1,750,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership           1,767,692
                   Academy), 11/15/2036
                      TOTAL                                                                                                2,575,716
                   VIRGINIA-6.7%
       675,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:             746,300
                   7.15%), 6/1/2016
     1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield:           1,116,920
                   7.625%), 6/1/2033
     1,000,000     Farms of New Kent, VA Community Development Authority, Special Assessment Bonds (Series 2006C),         1,014,020
                   5.80%, 3/1/2036
     2,000,000     Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia              2,144,940
                   United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027
     1,500,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%            1,841,505
                   (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                   Issue Yield: 7.625%), 12/1/2032
     7,500,000     Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B)             4,319,850
                   (United States Treasury PRF 8/15/2008@61.238)/(Original Issue Yield: 5.75%), 8/15/2017
    16,000,000     Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States               4,526,880
                   Treasury PRF 8/15/2008@30.08)/(Original Issue Yield: 5.90%), 8/15/2029
     2,850,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%),            3,049,529
                   6/1/2037
    20,000,000   1 Virginia State Housing Development Authority, Commonwealth Mortgage Revenue Bonds (Series 2006         21,001,600
                   D1), 4.900%, 1/1/2033
                      TOTAL                                                                                               39,761,544
                   WASHINGTON--1.6%
     1,000,000     Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00%          1,096,790
                   (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023
       250,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit              266,055
                   Valley Hospital), 12/1/2030
     5,000,000     Washington State Housing Finance Commission, SFM Revenue Bonds (2006 Series 5A), 4.90% (GNMA            5,093,300
                   Home Mortgage Program COL), 6/1/2037
     2,475,000 2,3 Washington State, Drivers (Series 1073), 8.6075% (FSA INS), 7/1/2013                                    3,195,522
                      TOTAL                                                                                                9,651,667
                   WEST VIRGINIA--0.3%
       640,000     Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement            669,043
                   Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036
     1,000,000     Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort             1,065,450
                   Henry Centre Tax Increment Financing District No. 1), 6/1/2034
                      TOTAL                                                                                                1,734,493
                   WISCONSIN--2.9%
       750,000     Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A),              763,305
                   5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035
     1,250,000     Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The               1,260,375
                   Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United           1,163,990
                   States Treasury PRF 5/1/2012@100), 5/1/2026
       880,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United            1,029,626
                   States Treasury PRF 5/1/2012@100), 5/1/2032
     1,400,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/                     1,441,510
                   (Original Issue Yield: 6.25%), 12/1/2034
       750,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/                      775,875
                   (Original Issue Yield: 6.32%), 4/1/2034
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,094,050
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare),              2,136,260
                   8/15/2031
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center,                    2,000,680
                   Inc.)/(Original Issue Yield: 6.90%), 10/1/2022
     1,250,000     Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028            1,250,213
       500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue               529,565
                   Yield: 6.875%), 7/1/2028
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,742,763
                   6.15%), 7/1/2030
     1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(United         1,055,610
                   States Treasury PRF 11/17/2008@102)/(Original Issue Yield: 6.00%), 11/15/2027
     1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034          1,072,240
                      TOTAL                                                                                               17,316,062
                   WYOMING--0.6%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           2,133,920
                   Corp.), 12/1/2035
     1,500,000     Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical                   1,602,795
                   Center)/(Original Issue Yield: 7.00%), 12/1/2027
                      TOTAL                                                                                                3,736,715
                      MUNICIPAL BONDS                                                                                    680,651,242
                      (IDENTIFIED COST $633,791,462)
                   SHORT-TERM MUNICIPALS--0.2%5
                   CALIFORNIA--0.2%
     1,300,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),             1,300,000
                   3.870%, 12/7/2006 (AT AMORTIZED COST)
                   OTHER--0.7%
     1,500,000 2,3 Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010                                                1,666,395
     2,000,000 2,3 Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050                                                 2,235,440
                      TOTAL OTHER (IDENTIFIED COST $3,500,000)                                                             3,901,835
                      TOTAL INVESTMENTS-115.9%                                                                           685,853,077
                      (IDENTIFIED COST $638,591,462)6
                      OTHER ASSETS AND LIABILITIES -NET -(15.9)%                                                        (94,236,030)
                      TOTAL NET ASSETS --100%                                                                         $  591,617,047


Securities that are subject to the federal alternative minimum tax (AMT) represent 17.4% of the Fund's portfolio as calculated based upon total market value.

1    Underlying security in inverse floater structure.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $42,201,064, which represented 7.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2006, these liquid restricted securities amounted to $5,087,217, which represented 0.9% of total net assets.

4    Non-income producing.

5    Current rate and next reset date shown for Variable Rate Demand Notes.

6 At November 30, 2006, the cost of investments for federal tax purposes was $549,985,513 unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $36,312,720. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,584,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,271,557.



Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees, held at November 30, 2006, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo 9/23/1999        $1,969,900
 PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,      6/24/2005        $1,000,000
 Inc.), 7/1/2027
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,    3/30/2005        $1,000,000
 Inc.), 4/1/2025
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,     10/28/2005       $2,000,000
 Inc.), 11/1/2023
 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X) , 6.65%  6/7/1999         $1,280,000
 (Magnolia City Lights Project), 7/1/2029
 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day        7/13/2001        $1,000,000
 School), 11/1/2031
 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida          5/9/2003         $1,000,000
 Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033
 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original      7/15/2005        $541,890
 Issue Yield: 6.50%), 5/15/2050
 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax revenue Bonds (Series 2006 C), 5.625%,  6/9/2006         $1,000,000
 10/1/2026
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/23/2004       $1,279,850
 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/9/2004        $986,780
 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
 Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030           7/27/1999        $2,445,000
 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles       8/30/2000        $1,953,424
 Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical    4/26/2004        $675,248
 Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
 New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),       3/15/2005        $6,000,000
 3/1/2035
 New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),       3/15/2005        $2,000,000
 3/1/2015
 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports         8/7/2006         $1,700,000
 Museum), 2/15/20019
 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts  12/5/2005        $2,000,000
 for Motion Pictures and Broadcasting Charter School), 5/15/2035
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American    3/25/2002        $1,920,000
 Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/9/2001        $1,485,000
 10/1/2031
 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),    12/21/2005       $1,000,000
 6.00%, 7/1/2030


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 EDA    --Economic Development Authority
 EDFA   --Economic Development Financing Authority
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FLOATs --Puttable Floating Option Tax-Exempt Receipts
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 HFA    --Housing Finance Authority
 HFDC   --Health Facility Development Corporation
 IDA    --Industrial Development Authority
 IDB    --Industrial Development Bond
 IDC    --Industrial Development Corporation
 IDFA   --Industrial Development Finance Authority
 IDRB   --Industrial Development Revenue Bond
 INS    --Insured
 ISD    --Independent School District
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCR    --Pollution Control Revenue
 PCRBs  --Pollution Control Revenue Bonds
 PCFA   --Pollution Control Finance Authority
 PRF    --Prerefunded
 RITES  --Residual Interest Tax-Exempt Securities Receipts
 SFM    --Single Family Mortgage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes





FEDERATED NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--99.4%
                  NEW YORK--91.1%
  $   500,000     Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024           $    531,545
      500,000     Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset          534,840
                  Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030
      500,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing           545,025
                  Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025
      500,000     Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase          523,965
                  II )/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025
      400,000     Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University),              417,748
                  5/1/2031
      290,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and           323,153
                  Health Centers), 3/1/2029
      785,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),              823,543
                  7/1/2020
      500,000     East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's           544,185
                  Residence Facility LLC)/(GNMA GTD), 12/20/2022
      335,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland           344,125
                  Village, Inc.), 8/1/2033
      500,000     Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20%                   522,135
                  (International Paper Co.), 12/1/2023
      750,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035                793,867
      500,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/                          522,790
                  (Original Issue Yield: 5.10%), 7/1/2033
      220,000     Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA             246,598
                  INS), 7/1/2023
      330,000     Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007                                                        331,468
      500,000     Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes            519,360
                  Memorial Hospital Civic Facility), 7/1/2030
    1,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%,            1,068,620
                  12/1/2035
    1,000,000     Long Island Power Authority, NY, Revenue Bonds (Series 2004A), 5.00% (AMBAC INS)/                        1,066,930
                  (Original Issue Yield: 5.10%), 9/1/2034
      500,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University),           530,170
                  7/1/2023
      320,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State              344,829
                  College Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 6/1/2028
    1,000,000     Metropolitan Transportation Authority, NY, Revenue Bond (Series A), 5.00% (MTA Transportation            1,076,210
                  Revenue)/(AMBAC INS), 11/15/2033
      500,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation         535,635
                  Revenue), 11/15/2035
      250,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), 5.00% (MTA Dedicated Tax              276,277
                  Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023
      500,000     Middletown, NY Housing Authority, MFH Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore              505,845
                  Heights Apartments)/(FNMA GTD), 7/1/2039
      500,000     Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset           533,030
                  Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026
      500,000     Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp.         540,735
                  INS), 10/1/2021
      510,000     Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute           526,963
                  of Technology)/(Original Issue Yield: 5.46%), 4/1/2029
      140,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-         147,672
                  Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
      500,000     Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan           525,540
                  Corp. GTD), 6/1/2027
      500,000     New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New                   505,885
                  Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015
      250,000     New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/                       269,145
                  (AMBAC INS), 7/1/2017
      395,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island                  405,681
                  University Hospital), 7/1/2031
      300,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New          317,067
                  York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023
      200,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island                   211,524
                  University Hospital), 7/1/2032
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co.,        1,038,620
                  Inc.)/(American Capital Access INS), 10/1/2023
      400,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 426,912
                  3/1/2015
      335,000     New York City, NY IDA, PILOT Revenue Bonds (Series 2006), 4.75% (Yankee Stadium LLC)/(MBIA                 349,191
                  Insurance Corp. INS), 3/1/2046
      250,000     New York City, NY IDA, Refunding & Improvement Civic Facility Revenue Bonds (Series 2006A), 5.25%          261,292
                  (Mt. St. Vincent College, NY)/(Radian Asset Assurance INS), 6/1/2036
      500,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I           517,765
                  LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
      500,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032                493,365
      300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),           328,011
                  1/1/2024
      500,000     New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original         522,045
                  Issue Yield: 5.14%), 6/15/2026
    1,000,000     New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series          1,061,190
                  2004C), 5.00%, 6/15/2035
      500,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25%          539,020
                  (AMBAC INS), 8/1/2022
      500,000 1,2 New York City, NY, RITES (PA-1349), 6.95699% (MBIA Insurance Corp. INS), 8/1/2018                          630,565
       75,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                      82,014
      500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025                                    542,455
      515,000     New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015                                            557,400
      500,000     New York City, NY, UT GO Bonds (Series 2005A), 5.00%, 8/1/2030                                             532,300
      500,000     New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033          533,015
      700,000     New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group,               832,720
                  Inc.), 10/1/2035
      300,000   1 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum),         319,194
                  2/15/2019
      500,000     New York State Dormitory Authority, City University of New York Housing Revenue Bonds (Series              571,220
                  2005), 5.25% (Educational Housing Services)/(AMBAC INS), 7/1/2020
      500,000     New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125%              544,440
                  (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021
      500,000     New York State Dormitory Authority, FHA INS Mortgage Nursing Home Revenue Bonds (Series 2001),             564,440
                  6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041
    1,000,000     New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt                        1,071,040
                  Institute)/(Radian Asset Assurance INS), 7/1/2020
      500,000     New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest               530,810
                  Home)/(American Capital Access INS), 7/1/2030
      500,000     New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of         540,710
                  New York)/(MBIA Insurance Corp. INS), 7/1/2031
    2,000,000     New York State Dormitory Authority, Pooled Loan Program INS Revenue Bonds (Series 2005A), 5.00%          2,134,320
                  (Cerebral Palsy Associations of New York State)/(Assured Guaranty Corp. INS), 7/1/2034
      750,000     New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering         800,183
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering           592,285
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023
      200,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC          212,178
                  INS), 7/1/2022
      300,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham                            322,803
                  University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence )/(Allied         793,020
                  Irish Banks PLC LOC), 7/1/2022
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island           268,260
                  Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law                      546,205
                  School)/(Radian Asset Assurance INS), 7/1/2018
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University               802,005
                  Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist                 533,785
                  Hospital), 7/1/2024
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester,          271,117
                  NY), 7/1/2024
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                  532,430
                  Hospital)/(Radian Asset Assurance INS), 12/1/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health              511,165
                  Obligated Group), 7/1/2026
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal         1,075,030
                  Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering           537,410
                  Cancer Center), 7/1/2035
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (NYU Hospitals Center),                259,243
                  7/1/2026
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New               282,327
                  York)/(Original Issue Yield: 5.95%), 7/1/2016
      250,000     New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset                 265,155
                  Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long                 522,840
                  Island)/(Original Issue Yield: 5.19%), 7/1/2034
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp.           536,165
                  INS)/(Original Issue Yield: 5.28%), 7/1/2030
      900,000     New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series            905,832
                  A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024
        5,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015             5,061
    1,000,000     New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway            1,081,270
                  Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2026
      500,000     New York State Urban Development Corp., Revenue Bonds (Series 2002C-1), 5.50% (New York State              554,815
                  Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2013@100), 3/15/2020
      250,000     New York State Urban Development Corp., Revenue Refunding Bonds, 5.70% (New York State)/(Original          292,235
                  Issue Yield: 5.94%), 4/1/2020
      500,000     New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125%             537,155
                  (Empire State Development Corp.), 1/1/2022
      500,000     Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D),              524,100
                  5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015
      400,000     Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF             415,008
                  6/15/2008@101)/(Original Issue Yield: 5.42%), 6/15/2028
      500,000     North Hempstead, NY, UT GO Bonds (Series 1999B), 6.00% (United States Treasury COL 7/15/2009               536,025
                  @101), 7/15/2015
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard School          536,185
                  ), 1/1/2036
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer                   533,935
                  Polytechnic Institute), 3/1/2036
      500,000     Rensselaer, NY City School District, COPs (Series 2006), 5.00% (XL Capital Assurance Inc. INS),            537,975
                  6/1/2036
      200,000     Schenectady, NY, (Series 2005), 4.70% TANs, 12/29/2006                                                     199,900
      500,000     Suffolk County, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.00% (Dowling                        523,490
                  College)/(American Capital Access INS), 6/1/2036
      500,000     Suffolk County, NY IDA, Continuing Care Retirement Community Revenue Refunding Bonds (Series               523,885
                  2006), 5.00% (Jefferson's Ferry), 11/1/2028
      500,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue               513,705
                  Yield: 5.125%), 6/1/2026
      440,000     Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375%         446,992
                  (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
      500,000     United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%,           507,465
                  7/1/2022
      300,000     Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875%               324,930
                  (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024
      500,000     Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward                    526,435
                  School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021
      175,000     Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A),              187,957
                  6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024
      500,000     Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside                 539,650
                  Hospital), 7/1/2031
      500,000     Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State            525,470
                  Mortgage Agency GTD), 10/1/2037
    1,000,000     Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage          1,073,000
                  Agency GTD), 4/1/2037
                      TOTAL                                                                                               54,452,240
                  PUERTO RICO--8.3%
      500,000     Children's Trust, Puerto Rico, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States         542,295
                  Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
      255,000     Commonwealth of Puerto Rico, GO, 5.375% (United States Treasury PRF 7/1/2007@101.5)/(Original              261,551
                  Issue Yield: 5.60%), 7/1/2021
    1,000,000     Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034              1,050,480
      500,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States           542,535
                  Steel Corp. PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016
      500,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           522,495
                  (Original Issue Yield: 5.10%), 7/1/2033
      240,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         254,580
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      100,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         105,917
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
    1,000,000   3 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.000%,         1,115,240
                  7/1/2046
      135,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto         143,438
                  Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027
      365,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury         395,989
                  PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027
                      TOTAL                                                                                                4,934,520
                      TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                                 59,386,760
                      (IDENTIFIED COST $56,594,882)4
                      OTHER ASSETS AND LIABILITIES - 0.6%                                                                    374,552
                      TOTAL NET ASSETS - 100%                                                                           $ 59,761,312

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.6% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $1,376,671 which represented 2.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At November 30, 2006, these liquid restricted securities amounted to $630,565, which represented 1.1% of total net assets.

3    Underlying security in inverse floater structure.

4 At November 30, 2006, the cost of investments for federal tax purposes was $56,095,632. The net unrealized appreciation of investments for federal tax purposes was $2,733,508. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,740,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,463.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2006 is as follows:

 SECURITY NAME                                                                                     ACQUISITION DATE ACQUISITION COST
 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),           3/15/2005             $400,000
 3/1/2015
 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports             8/7/2006             $300,000
 Museum), 2/15/2019




The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 LOC   --Letter of Credit
 MFH   --Multifamily Housing
 PRF   --Prerefunded
 RITES --Residual Interest Tax-Exempt Securities
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax







FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS-100.1%
                  NORTH CAROLINA--86.8%
  $ 1,190,000     Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/                     $  1,284,986
                  (Original Issue Yield: 5.65%), 7/15/2025
      890,000     Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments                      941,495
                  Project)/(FNMA GTD) 9/1/2021
      500,000     Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States           534,740
                  Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026
    2,000,000     Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/                     2,116,840
                  (Original Issue Yield: 5.95%), 7/1/2019
      500,000     Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85%                      516,710
                  (International Paper Co.), 12/1/2020
    1,000,000     Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States              1,075,320
                  Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019
      500,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National         538,250
                  Gypsum Co.), 8/1/2035
      750,000     Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015                                                       806,272
    1,000,000     Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion                1,059,890
                  International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024
    1,000,000     High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield:              1,082,410
                  5.67%), 6/1/2018
      500,000     North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke                533,810
                  University), 10/1/2041
      500,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series                535,125
                  2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017
      500,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%,           543,685
                  1/1/2019
      665,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019                             686,100
      550,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018                             567,979
      300,000     North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375%           327,063
                  (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                557,325
                  (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury LOC 4/1/2011@101)/(Original
                  Issue Yield: 7.00%), 4/1/2031
      250,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                264,368
                  (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023
    1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds              1,569,045
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25%         537,885
                  (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               556,330
                  6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            521,560
                  Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023
      470,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            480,552
                  Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
    1,000,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25%        1,067,050
                  (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019
      250,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         261,900
                  (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021
      200,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         209,426
                  (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022
    1,205,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25%       1,311,727
                  (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021
    1,230,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham        1,343,406
                  Memorial Hospital )/(Radian Asset Assurance INS), 10/1/2019
      625,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland              654,275
                  Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019
      400,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%            436,816
                  (Arc of North Carolina Projects), 10/1/2034
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast           1,073,360
                  Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025
      500,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375%                      529,540
                  (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional            1,066,660
                  Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019
      685,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical                746,013
                  Center)/(Radian Asset Assurance INS), 10/1/2018
      250,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         267,235
                  2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         542,055
                  2003A), 6.375% (Givens Estates )/(Original Issue Yield: 6.50%), 7/1/2023
      550,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         590,414
                  2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         520,380
                  2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035
      500,000     North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20%                      514,950
                  (Presbyterian Homes, Inc.), 10/1/2021
    1,000,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50%                1,086,180
                  (Original Issue Yield: 6.73%), 1/1/2020
    1,000,000     Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds           1,055,500
                  (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original
                  Issue Yield: 5.242%), 10/1/2021
    1,000,000     Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial         1,069,940
                  Hospital)/(FHA GTD)/(MBIA Insurance Corp. INS), 10/1/2034
    1,080,000     Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025       1,149,412
    1,200,000     Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA                  1,280,808
                  INS)/(Original Issue Yield: 6.02%), 7/1/2019
    1,000,000     Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025            1,064,480
      500,000     Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries            537,200
                  COL)/(Original Issue Yield: 5.85%), 12/1/2021
      500,000     Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030          534,690
    1,000,000     Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2006A), 5.00%, 3/1/2036                    1,076,640
    1,000,000     Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018         1,059,070
    1,000,000     Sampson County, NC, COPs, 4.50% (FSA INS), 6/1/2036                                                      1,009,180
      500,000     University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance              491,480
                  Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033
      500,000     Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/                        538,825
                  (Original Issue Yield: 5.76%), 6/1/2018
                     TOTAL                                                                                                40,726,352
                  PUERTO RICO-12.2%
    1,000,000     Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds (Series              1,022,650
                  2006A), 4.50% (CDC IXIS Financial Guaranty NA INS), 7/1/2036
      500,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           522,495
                  (Original Issue Yield: 5.10%), 7/1/2033
      395,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         430,230
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      500,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         529,585
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
    2,000,000   1 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%,          2,230,480
                  7/1/2046
    1,000,000     Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (United         1,003,710
                  States Treasury PRF 2/1/2007@100)/(Original Issue Yield: 5.80%), 8/1/2030
                     TOTAL                                                                                                 5,739,150
                  VIRGIN ISLANDS--1.1%
      500,000     University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%),            533,700
                  6/1/2034
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $44,120,188)                                                  46,999,202
                  SHORT-TERM MUNICIPALS--0.8%2
                  NORTH CAROLINA--0.2%
      100,000     North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial),              100,000
                  3.480%, 12/7/2006
                  PUERTO RICO--0.6%
      300,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              300,000
                  Suisse, Zurich LIQ), 3.290%, 12/6/2006
                     TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                         400,000
                     TOTAL MUNICIPAL INVESTMENTS - 100.9%                                                                 47,399,202
                     (IDENTIFIED COST $44,520,188)3
                     OTHER ASSETS AND LIABILITIES - NET - (0.9%)                                                           (461,436)
                     TOTAL NET ASSETS - 100%                                                                            $ 46,937,766

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.7% of the Fund's portfolio as calculated based upon total market value.

1    Underlying security in inverse floater structure.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At November 30, 2006, the cost of investments for federal tax purposes was $43,520,897. The net unrealized appreciation of investments for federal tax purposes was $2,763,065. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,763,065 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Note:The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 MFH   --Multifamily Housing
 PCFA  --Pollution Control Financing Authority
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED OHIO MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS-100.7%
                  OHIO--95.1%
  $ 1,000,000     Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125%      $   1,057,850
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024
    1,750,000     Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25%         1,870,732
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031
    1,000,000     Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020                                   1,091,100
      300,000     Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.85%),           327,570
                  12/1/2022
      395,000     Alliance, OH Waterworks, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/                        408,209
                  (Original Issue Yield: 5.20%), 11/15/2020
    1,000,000     Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue             1,052,190
                  Yield: 5.16%), 12/1/2021
    2,890,000     Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior                          3,035,165
                  Housing )/(GNMA Collateralized Home Mortgage Program COL), 7/20/2036
      100,000     Canfield, OH, UT GO Bonds, 7.75% (Original Issue Yield: 7.80%), 12/1/2006                                  100,011
      250,000     Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024           273,760
      530,000     Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series          554,550
                  2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025
      390,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50%              422,311
                  (Port of Cleveland Bond Fund), 11/15/2021
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95%              533,910
                  (Port of Cleveland Bond Fund), 5/15/2022
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125%             515,380
                  (Port of Cleveland Bond Fund), 5/15/2025
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%           515,660
                  (St. Clarence-GEAC LLC), 5/1/2038
    1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,            1,105,950
                  7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018
    1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,114,580
                  5.25% (FSA INS), 12/1/2024
    1,610,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,742,551
                  5.00% (United States Treasury PRF 6/1/2013 @ 100), 12/1/2024
    1,000,000     Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020                                    1,109,000
    1,000,000     Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional             1,069,520
                  Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022
    1,000,000     Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center),                1,054,200
                  8/15/2036
    1,500,000     Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/                    1,557,255
                  (Original Issue Yield: 5.05%), 6/15/2028
      500,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125%               522,940
                  (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035
    1,500,000     Franklin County, OH Health Care Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian            1,538,025
                  Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021
    1,610,000     Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series              1,713,410
                  2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035
      750,000     Franklin County, OH, Refunding Revenue Bonds, 5.75% (Capitol South Community Urban Redevelopment           769,695
                  Corp.), 6/1/2011
    1,000,000     Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds,           1,081,700
                  5.00% (MBIA Insurance Corp. INS), 12/1/2030
      250,000     Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008 @              263,005
                  102)/(Original Issue Yield: 5.42%), 12/1/2025
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development          1,071,510
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%),
                  9/1/2027
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development         1,062,560
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%),
                  9/1/2022
    1,530,000     Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25%                   1,659,438
                  (Cincinnati Children's Hospital Medical Center)/(FGIC INS), 5/15/2023
    2,400,000     Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan          2,595,336
                  Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010 @ 101)/(Original Issue
                  Yield: 5.78%), 12/1/2025
    1,000,000     Hamilton County, OH, Economic Development Revenue Bonds (Series 2006A), 5.00% (King Highland             1,078,410
                  Community Urban Redevelopment Corp.)/(MBIA Insurance Corp. INS), 6/1/2033
    3,000,000     Hamilton County, OH, Health Care Refunding Revenue Bonds (Series 2006A), 5.00% (Life Enriching           3,103,200
                  Communities), 1/1/2037
    2,000,000     Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original        2,109,020
                  Issue Yield: 5.62%), 12/1/2032
    1,310,000     Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,417,027
                  5.00% (FSA INS), 12/1/2029
    2,000,000     Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original        2,130,500
                  Issue Yield: 5.75%), 12/1/2024
    1,000,000     Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC                  1,072,940
                  INS)/(Original Issue Yield: 5.635%), 12/1/2027
    2,000,000     Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS),              2,172,140
                  12/1/2027
    1,010,000     Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue             1,094,204
                  Yield: 6.09%), 5/1/2024
    1,500,000     Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue              1,623,285
                  Yield: 5.90%), 12/1/2021
    2,000,000     Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO            2,145,880
                  Bonds  (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010 @ 100)/(Original Issue Yield:
                  5.58%), 12/1/2024
    2,070,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (FSA         2,303,248
                  INS), 12/1/2030
    1,500,000     Lorain County, OH, Health Care Facilities Refunding Revenue Bonds (Series 1998A), 5.25% (Kendal          1,513,335
                  at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021
    1,000,000     Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds, 5.25% (Catholic Healthcare            1,056,340
                  Partners)/(Original Issue Yield: 5.52%), 10/1/2033
    1,500,000     Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A),           1,620,870
                  6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030
      355,000     Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100),          380,755
                  12/1/2021
    1,000,000     Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023                             1,089,060
    1,000,000     Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper              1,073,970
                  Valley Medical Center, OH), 5/15/2021
      400,000     Montgomery County, OH Health Care Facilities, Refunding Revenue Bonds, 5.50% (Franciscan Health            418,272
                  Care)/(United States Treasury PRF 1/1/2010 @ 100)/(Original Issue Yield: 5.551%), 7/1/2018
    1,000,000     Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC            1,025,920
                  GTD), 11/1/2035
    1,415,000     Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025                             1,524,422
    1,035,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA Collateralized Home          1,040,403
                  Mortgage Program GTD), 9/1/2022
    2,500,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  2,569,425
                  (Cleveland Electric Illuminating Co.), 12/1/2013
    2,000,000     Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds             2,117,020
                  (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041
    1,000,000     Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds,          1,066,100
                  5.125% (Oberlin College), 10/1/2024
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case           1,088,730
                  Western Reserve University, OH), 10/1/2022
    1,510,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00%                  1,637,367
                  (University of Dayton)/(AMBAC INS), 12/1/2030
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006A), 4.60%                 1,012,790
                  (Franciscan University of Steubenville)/(Radian Asset Assurance INS), 5/1/2031
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          2,140,260
                  9/1/2020
    1,500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll                  1,601,970
                  University, OH), 4/1/2032
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein                     1,073,410
                  College)/(CDC IXIS Financial Guaranty NA INS), 12/1/2035
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of                 1,067,200
                  Dayton)/(AMBAC INS), 12/1/2027
      500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 536,805
                  College), 12/1/2021
    1,070,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace               1,147,350
                  College)/(Original Issue Yield: 5.53%), 12/1/2023
      610,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 654,500
                  College)/(Original Issue Yield: 5.61%), 12/1/2024
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll                  2,139,920
                  University, OH)/(Original Issue Yield: 6.05%), 4/1/2020
      750,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College),           792,323
                  10/1/2031
      100,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.75% (John Carroll                    102,699
                  University, OH), 4/1/2019
    2,000,000     Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023                    2,169,300
    2,000,000     Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022                                      2,152,680
      250,000     Ohio State, UT GO  Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008 @ 101), (Original          257,330
                  Issue Yield: 4.94%),  2/1/2012
      250,000     Ohio State, UT GO Bonds (Series C), 5.00%, 5/1/2007                                                        251,525
      250,000     Ohio State, UT GO Bonds, 5.00% (United States Treasury PRF 8/1/2007 @ 101)/(Original Issue Yield:          254,852
                  5.00%), 8/1/2008
    1,000,000     Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste             1,005,830
                  Management, Inc.), Mandatory Tender 11/1/2007
    1,835,000     Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (FSA                     1,964,808
                  INS)/(Original Issue Yield: 5.15%), 12/1/2028
    1,000,000     Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General             1,042,510
                  Hospital Association)/(United States Treasury PRF 11/1/2008 @ 101)/
                  (Original Issue Yield: 5.45%), 11/1/2029
      500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),               514,050
                  7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
    1,000,000     Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75%        1,064,740
                  (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019
    1,000,000     Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031                  1,080,850
    1,500,000     Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO             1,718,280
                  Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032
    2,000,000     Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance          2,133,880
                  Corp. INS)/(Original Issue Yield: 5.03%), 12/1/2032
    1,000,000     Steubenville, OH, Hospital Facilities Refunding Revenue & Improvement Bonds, 6.375% (Trinity             1,081,400
                  Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020
      500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond          548,455
                  Fund), 11/15/2032
      860,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond          886,454
                  Fund), 11/15/2025
    1,500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021                     1,843,170
    1,375,000     Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park            1,457,954
                  Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023
    2,000,000     Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset           2,181,820
                  Assurance INS), 10/1/2026
      100,000     University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States              107,232
                  Treasury PRF 12/1/2009 @ 101)/(Original Issue Yield: 5.90%), 6/1/2019
    1,025,000     University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS),          1,092,240
                  6/1/2026
    1,000,000     Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield:           1,085,420
                  5.83%), 12/1/2024
    1,695,000     Washington Court House, OH, School Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2029                  1,827,396
    1,995,000     Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights              2,155,677
                  Project)/(GNMA Collateralized Home Mortgage Program GTD), 2/20/2043
      150,000     Westerville, OH City School District, UT GO Bonds, 5.65% (United States Treasury PRF 12/1/2006 @           153,008
                  102)/(Original Issue Yield: 5.85%), 12/1/2022
                      TOTAL                                                                                              114,561,004
                  PUERTO RICO--5.3%
    1,000,000     Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017             1,084,520
    1,000,000 1,2 Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series        1,258,740
                  PA 331B), 7.291% (AMBAC INS), 1/1/2011
      990,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                 1,078,298
                  Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                   498,553
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2026
      200,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                   211,834
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2036
    2,000,000   3 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.000%,         2,230,480
                  7/1/2046
                      TOTAL                                                                                                6,362,425
                  VIRGIN ISLANDS--0.3%
      305,000     Virgin Islands HFA, SFM Refunding Revenue Bonds (Series A), 6.50% (GNMA COL)/                              306,010
                  (Original Issue Yield: 6.522%), 3/1/2025
                      TOTAL MUNICIPAL BONDS                                                                              121,229,439
                      (IDENTIFIED COST $114,030,017)
                  SHORT-TERM MUNICIPAL --1.2%4
                  PUERTO RICO--1.2%
    1,500,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit            1,500,000
                  Suisse, Zurich LIQ), 3.290%, 12/6/2006
                  (AT AMORTIZED COST)
                      TOTAL MUNICIPAL INVESTMENTS - 101.9%                                                               122,729,439
                     (IDENTIFIED COST $115,530,017)5
                      OTHER ASSETS AND LIABILITIES - NET - (1.9)%                                                        (2,245,682)
                      TOTAL NET ASSETS - 100%                                                                          $ 120,483,757

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security that either; (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $1,258,740 which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2006, these liquid restricted securities amounted to $1,258,740 which represented 1.0% of total net assets.

3    Underlying security in inverse floater structure.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At November 30, 2006, the cost of investments for federal tax purposes was $114,531,517. The net unrealized appreciation of investments for federal tax purposes was $7,082,682. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,082,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 FGIC  --Financial Guaranty Insurance Company
 FHLMC --Federal Home Loan Mortgage Corporation
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LT    --Limited Tax
 MFH   --Multifamily Housing
 PCR   --Pollution Control Revenue
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS-100.5%
                   PENNSYLVANIA-99.1%
  $  1,500,000     Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront     $   1,629,210
                   Project), 12/15/2018
     4,250,000     Allegheny County, PA Airport Authority, Airport Refunding Revenue Bonds (Series 1999), 6.125%           4,559,995
                   (Pittsburgh International Airport)/(FGIC INS), 1/1/2017
     2,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        2,982,125
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     2,000,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health            2,012,000
                   System)/(Original Issue Yield: 5.34%), 5/1/2023
       100,000     Allegheny County, PA HDA, Revenue Bonds (Series B), 4.90% (UPMC Health System)/(MBIA Insurance            102,092
                   Corp. INS)/(Original Issue Yield: 4.95%), 7/1/2008
     2,000,000     Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield:            2,139,020
                   5.60%), 11/15/2032
     1,500,000     Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/                     1,547,790
                   (Original Issue Yield: 5.50%), 1/1/2018
     4,000,000     Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA               4,102,280
                   Insurance Corp. INS)/(Original Issue Yield: 5.85%), 4/1/2017
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95%           1,067,560
                   (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25%           1,010,430
                   (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016
     2,200,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series              2,250,116
                   2006A), 4.75% (Robert Morris University), 2/15/2026
       250,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125%                263,832
                   (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032
       370,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo           374,865
                   PIT LLC Project), 9/1/2009
     1,000,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        1,036,050
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     3,185,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50%        3,316,063
                   (Marathon Oil Corp.), 12/1/2029
     1,250,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60%        1,296,337
                   (Marathon Oil Corp.), 9/1/2030
     1,385,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50%        1,472,435
                   (United States Steel Corp.), 11/1/2016
     1,500,000     Allegheny County, PA IDA, Health Care Facilities Refunding Revenue Bonds (Series 1998), 5.75%           1,500,690
                   (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023
       900,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.          1,003,023
                   Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031
     1,000,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc.         1,038,660
                   Project), 9/1/2031
       500,000     Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.00% (MBIA Insurance Corp. INS),                 528,535
                   11/1/2029
     3,000,000     Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%          3,187,980
                   (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019
       455,000     Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375%              471,971
                   (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022
       350,000     Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA             365,326
                   Collateralized Home Mortgage Program COL), 5/1/2020
       100,000     Allegheny County, PA,  UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS                         103,717
                   10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%),
                   10/1/2016
     1,000,000     Allegheny County, PA, UT GO Bonds (Series C-57), 5.00% (FGIC INS), 11/1/2018                            1,084,360
       200,000     Altoona, PA City Authority, Refunding Revenue Bonds, 4.85% (FGIC INS)/(Original Issue Yield:              202,218
                   4.95%), 11/1/2009
       800,000     Ambridge, PA Area School District, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/                         853,816
                   (Original Issue Yield: 5.04%), 11/1/2034
     2,000,000     Bethlehem, PA Area Vocational-Technical School Authority, GTD Lease Revenue Bonds (Series 1999),        2,103,460
                   5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF
                   9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020
     3,000,000     Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70%             3,026,370
                   (International Paper Co.), 3/1/2019
     1,000,000     Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996),             1,009,710
                   5.50% (Original Issue Yield: 5.70%), 6/15/2017
     1,300,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,           1,381,978
                   Inc.), 1/1/2035
       750,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue             817,342
                   Yield: 6.12%), 10/1/2027
       500,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue             543,360
                   Yield: 6.16%), 10/1/2034
     1,000,000     Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory         1,007,770
                   Tender 2/1/2008
       500,000     Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer               520,670
                   System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011
     1,370,000     Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010        1,439,363
     1,055,000     Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA INS), 2/15/2031                            1,137,227
       250,000     Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC INS), 12/1/2025                           261,512
     1,000,000     Central Dauphin, PA School District, UT GO Bonds, 6.00% (United States Treasury PRF                     1,181,680
                   2/1/2016@100), 2/1/2020
     1,000,000     Cheltenham Township, PA, UT GO Bonds, 5.00% (AMBAC INS), 1/1/2028                                       1,075,040
     1,100,000     Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group               1,106,611
                   Project)/(Original Issue Yield: 5.60%), 6/1/2025
     2,000,000     Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031            2,108,720
     1,500,000     Clarion County, PA Hospital Authority, Refunding Revenue Bonds, (Series 1997), 5.75% (Clarion           1,533,285
                   County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017
     1,575,000     Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007                1,597,129
       375,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 1/1/2007                     375,454
       200,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011                     208,278
       350,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (United States Treasury PRF 3/1/2008@101),               359,671
                   3/1/2009
       100,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.50% (FSA INS), 5/1/2011                                      108,078
       330,000     Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA INS)/(Original Issue Yield:               340,154
                   5.00%), 5/1/2009
     1,000,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),           1,032,490
                   6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                   8/15/2019
     1,250,000     Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson           1,339,362
                   College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025
     1,000,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,176,920
                   7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025
     2,800,000     Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini                      2,926,140
                   College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019
     2,650,000     Delaware County, PA Authority, College Refunding Revenue Bonds (Series 1998A), 5.375% (Neumann          2,701,357
                   College)/(Original Issue Yield: 5.48%), 10/1/2018
     2,875,000     EDDelaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance             3,050,691
                   INS), 6/1/2022
       750,000     Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010                                                       782,182
     1,000,000     Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds        1,096,570
                   (Series 2003), 5.25%, 7/1/2020
     1,500,000     Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019           1,603,305
       400,000     Delaware River Port Authority Revenue, Revenue Bonds (Series B), 5.25% (AMBAC INS), 1/1/2008              407,384
     2,000,000     Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA INS), 1/1/2018                         2,137,740
    10,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B),         11,406,600
                   5.60% (AMBAC INS), 7/1/2017
     1,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A),          1,202,920
                   5.50% (AMBAC INS), 8/1/2028
     2,000,000   3 Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.750%, 7/1/2017                         2,614,120
       500,000     Erie County, PA Convention Center Authority, Convention Center Hotel Revenue Bonds, 5.00% (FGIC           535,805
                   INS), 1/15/2023
     4,100,000     Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St.           4,348,624
                   Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%),
                   8/15/2019
     1,500,000     Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health                    1,608,195
                   Foundation)/(CDC IXIS Financial GTD NA INS), 11/1/2035
       570,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),             586,085
                   5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023
       225,000     Erie, PA Water Authority, Revenue Bonds (Series B), 5.50% (MBIA Insurance Corp. INS), 12/1/2012           248,533
     1,000,000     Garnet Valley, PA School District, UT GO, 4.40% (FGIC INS), 4/1/2011                                    1,035,060
       100,000     Gateway, PA School District, UT GO Bonds, 4.80% (FGIC INS)/(Original Issue Yield: 4.90%),                 100,793
                   7/15/2007
       100,000     Gateway, PA School District, UT GO Bonds, 5.00% (FGIC INS), 7/15/2008                                     100,860
       500,000     Grove City Area Hospital Authority, Revenue Bonds, 5.25% (United Community Hospital)/                     510,575
                   (American Capital Access INS)/(Original Issue Yield: 5.30%), 7/1/2012
     2,000,000     Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/                      2,138,740
                   (AMBAC INS), 11/1/2029
       800,000     Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00%                 802,536
                   (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018
       500,000     Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp.             554,020
                   INS)/(Original Issue Yield: 5.45%), 3/15/2016
     1,000,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875%              1,069,290
                   (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031
     1,585,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, 5.00% (Masonic Homes),            1,676,407
                   11/1/2036
     1,000,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General                        1,076,670
                   Hospital)/(Original Issue Yield: 5.63%), 3/15/2026
     2,000,000     Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF                        2,144,980
                   5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,082,940
                   College), 4/15/2019
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,070,230
                   College), 4/15/2027
       250,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/                     283,760
                   (United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,082,200
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     1,000,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan           1,081,680
                   Hospital)/(Original Issue Yield: 5.92%), 11/15/2022
     2,000,000     Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital          2,114,340
                   of Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023
     1,000,000     Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA         1,067,640
                   Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025
     1,000,000     Lower Merion Township, PA School District, UT GO Bonds, 4.65% (United States Treasury PRF               1,016,050
                   5/15/2008@100)/(Original Issue Yield: 4.75%), 5/15/2010
       375,000     Lower Merion Township, PA School District, UT GO Bonds, 4.75% (United States Treasury PRF                 381,547
                   5/15/2008@100)/(Original Issue Yield: 4.85%), 5/15/2011
       250,000     Lower Merion Township, PA School District, UT GO Bonds, 5.00% (United States Treasury COL),               251,660
                   5/15/2007
       250,000     Lower Merion Township, PA School District, UT GO Bonds, 5.00% (United States Treasury COL),               255,247
                   5/15/2008
     1,000,000     Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021            1,021,220
       700,000     Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence           700,721
                   Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022
     1,000,000     Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital,                1,011,330
                   PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022
     1,000,000     McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical          1,061,610
                   Center)/(American Capital Access INS), 10/1/2030
     1,000,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono              1,070,750
                   Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022
     2,360,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical                    2,417,490
                   Center)/(United States Treasury PRF 7/1/2008@100)/(Original Issue Yield: 5.40%), 7/1/2015
     1,000,000     Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/                     1,089,470
                   (Original Issue Yield: 6.17%), 1/1/2043
     1,500,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006),        1,593,000
                   5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series               2,150,740
                   2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial GTD NA INS), 5/1/2031
     1,250,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25%                1,389,463
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue
                   Yield: 7.472%), 12/1/2024
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,071,140
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
     2,250,000     Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult              2,298,915
                   Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017
     1,000,000     Montgomery County, PA IDA, Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%          1,021,250
                   (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022
     1,000,000     Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd),                 1,037,530
                   12/1/2030
     1,000,000     Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial          1,074,380
                   Hospital)/(Original Issue Yield: 5.75%), 7/1/2032
       500,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),               519,840
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.85%),
                   12/1/2017
     2,300,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),             2,391,264
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.90%),
                   12/1/2027
       575,000     New Castle, PA Sanitation Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS),           594,763
                   6/1/2027
     1,000,000     North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue              1,067,840
                   Yield: 5.576%), 7/15/2024
       380,000     North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In Treasuries COL),              381,759
                   3/1/2007
       150,000     North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%),               153,897
                   9/1/2010
       500,000     Northampton County, PA General Purpose Authority, Revenue Bonds, 5.75% (United States Treasury            557,775
                   PRF 10/1/2012@100), 10/1/2013
       500,000     Northern Tioga, PA School District, UT GO Bonds (Series 2005AA), 5.00% (United States Treasury            534,685
                   PRF 3/1/2012@100), 3/1/2018
     1,000,000     Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service,        1,072,120
                   Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033
     3,000,000     Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%),                3,225,240
                   4/1/2024
       500,000     Oxford, PA School District, UT GO Bonds (Series 2001A), 5.25% (FGIC INS), 2/15/2010                       526,125
     1,000,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries                  1,177,860
                   COL)/(Original Issue Yield: 6.843%), 9/1/2016
     1,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),        1,047,830
                   11/1/2027
     2,500,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          2,500,200
                   1/1/2009
     2,000,000     Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services,                    1,952,180
                   Inc.)/(Original Issue Yield: 5.668%), 6/1/2028
     1,000,000     Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center,                   1,072,460
                   Inc.)/(Radian Asset Assurance INS), 12/1/2030
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste                 1,021,660
                   Management, Inc.), Mandatory Tender 11/1/2014
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management,              1,050,030
                   Inc.), 10/1/2027
     1,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021                                  1,029,640
       430,000     Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022                                       442,242
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031                                  2,027,380
     3,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037                                 3,068,070
     2,590,000     Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%        2,840,531
                   (MBIA Insurance Corp. INS), 12/15/2019
     2,000,000     Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds,         2,100,440
                   5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%),
                   3/15/2025
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,640,670
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     1,330,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25%           1,441,800
                   (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018
     1,490,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25%         1,603,613
                   (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018
     1,350,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,407,753
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
       500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 5.00%             539,105
                   (University of Pennsylvania Health System)/(AMBAC INS), 8/15/2021
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00%        1,063,150
                   (Elizabethtown College)/(Radian Asset Assurance INS), 12/15/2027
     1,160,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25%             1,238,903
                   (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00%            1,339,088
                   (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia            1,037,530
                   University)/(Original Issue Yield: 5.22%), 6/1/2035
     2,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Ursinus                 2,651,625
                   College)/(Radian Asset Assurance INS), 1/1/2036
       750,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener                   779,078
                   University), 7/15/2039
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener                 1,058,940
                   University)/(Original Issue Yield: 5.42%), 7/15/2024
     3,150,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia            3,226,167
                   College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028
       450,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming                  484,677
                   College)/(Radian Asset Assurance INS), 11/1/2027
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus                 1,332,188
                   College)/(Radian Asset Assurance INS), 1/1/2027
     2,495,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia            2,683,547
                   University)/(Radian Asset Assurance INS), 6/1/2024
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC        1,637,055
                   Health System)/(Original Issue Yield: 6.16%), 1/15/2031
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series         1,568,295
                   2003A), 5.00% (California University of Pennsylvania )/(American Capital Access INS)/(Original
                   Issue Yield: 5.08%), 7/1/2023
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125%         2,171,480
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series              1,508,190
                   1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield:
                   5.58%), 3/15/2017
     1,500,000     Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020                                1,651,290
       750,000     Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Career Institute of            803,918
                   Technology)/(FGIC INS), 11/15/2028
       250,000     Pennsylvania State Turnpike Commission, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield:           267,563
                   5.08%), 7/15/2021
       625,000     Pennsylvania State Turnpike Commission, Revenue Bonds, 5.00% (United States Treasury PRF                  668,906
                   7/15/2011@101)/(Original Issue Yield: 5.32%), 7/15/2041
     1,000,000     Pennsylvania State Turnpike Commission, Refunding Revenue Bonds (Series S), 5.00% (FGIC INS),           1,061,990
                   6/1/2011
     7,740,000     Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC             8,391,476
                   INS), 12/1/2026
     1,500,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029                                           1,613,205
     1,000,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035                                           1,073,180
     1,600,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),          1,684,160
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     2,120,000     Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50%        2,298,334
                   (FSA INS), 10/1/2021
     3,000,000     Philadelphia, PA Authority for IDRBs (Series 2001B), 5.25% (Philadelphia Corp. for Aging                3,193,590
                   Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023
       870,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds                899,510
                   (Series 1997), 5.75% (Jeanes Hospital, PA)/(Escrowed In Treasuries COL)/(Original Issue Yield:
                   5.80%), 7/1/2008
     1,040,000     Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45%              1,058,065
                   (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023
     1,250,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student            1,345,338
                   Housing Complex)/(American Capital Access INS), 7/1/2019
     1,000,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student           1,093,750
                   Housing Complex)/(American Capital Access INS), 7/1/2023
     1,000,000     Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF        1,106,200
                   8/1/2012@100), 8/1/2022
     4,100,000     Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (FGIC                   4,322,917
                   INS)/(Original Issue Yield: 5.10%), 11/1/2031
       500,000     Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp.          556,905
                   INS), 8/1/2011
       500,000     Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp.          567,100
                   INS), 8/1/2012
     9,500,000     Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport                     9,763,435
                   System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017
     6,500,000     Philadelphia, PA, UT GO Bonds, 5.00% (CDC IXIS Financial GTD NA INS), 8/1/2026                          6,989,645
        50,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series               52,211
                   1999), 5.00% (AMBAC INS), 2/1/2010
     2,880,000     Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC              3,112,445
                   INS)/(Original Issue Yield: 6.02%), 12/1/2020
       765,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%,               772,497
                   10/1/2016
       355,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%,               365,593
                   10/1/2009
     1,075,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%,             1,105,982
                   10/1/2022
     1,285,000     Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park         1,293,674
                   Court)/(GNMA COL), 11/20/2047
     1,000,000     Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028             1,018,690
     1,885,000     Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (MBIA                 2,025,828
                   Insurance Corp. INS), 9/1/2024
     2,855,000     Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%),            3,016,622
                   9/1/2019
    10,000,000   3 Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.500%, 9/1/2015                                           11,792,800
     1,500,000     Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%),             1,584,915
                   9/1/2024
     1,000,000     Pittsburgh, PA, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 9/1/2009@100),                1,056,610
                   9/1/2013
       500,000     Pocono Mountain, PA School District, UT GO Bonds, 4.50% (FSA INS), 10/1/2009                              513,365
     2,950,000     Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne        2,959,352
                   Clinic)/(Original Issue Yield: 5.75%), 7/1/2024
       530,000     Radnor Township, PA School District, UT GO Bonds, 4.80% (United States Treasury COL), 11/15/2009          549,043
     2,165,000     Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027                                     2,335,710
     2,040,000     Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%),             2,184,269
                   10/15/2020
       500,000     Rose Tree Media, PA School District, UT GO Bonds, 4.30% (FGIC INS)/(Original Issue Yield:                 508,490
                   4.35%), 2/15/2010
       310,000     Saucon Valley School District, PA, UT GO Bonds, 4.75% (United States Treasury PRF                         315,106
                   4/15/2008@100)/(Original Issue Yield: 4.80%), 10/15/2010
     1,000,000     Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured GTD Corp. INS),               1,075,040
                   3/1/2030
     1,500,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie               1,623,165
                   Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021
     1,000,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie              1,091,500
                   Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031
     1,000,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,144,520
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
       450,000     Shaler, PA School District Authority, UT GO Bonds, 6.25% (Escrowed In Treasuries COL), 4/15/2008          458,127
     2,000,000     Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375%         2,046,520
                   (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%),
                   3/1/2017
     1,295,000     Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital,                    1,376,986
                   Inc.)/(Radian Asset Assurance INS), 12/1/2029
       540,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                      588,103
                   Group)/(Escrowed In Treasuries COL), 5/15/2026
     2,460,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                    2,686,566
                   Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026
     2,000,000     Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/                    2,048,080
                   (Original Issue Yield: 5.70%), 3/1/2017
       200,000     Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.80%),          201,936
                   10/1/2007
       500,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic              524,745
                   Health East)/(Original Issue Yield: 5.15%), 11/15/2021
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic           1,074,080
                   Health East)/(Original Issue Yield: 5.42%), 11/15/2034
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic            1,091,390
                   Health East), 11/15/2024
       400,000     State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District           416,276
                   Project)/(United States Treasury COL), 2/1/2010
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,155,440
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2027
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,150,600
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2029
     1,000,000   1 Susquehanna , PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series                986,230
                   1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024
       200,000     Titusville, PA Area School District, UT GO Bonds, 4.95% (United States Treasury COL), 7/1/2007            201,638
     1,245,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,349,393
                   2002A), 5.25% (Bucknell University), 4/1/2021
     1,665,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,804,610
                   2002A), 5.25% (Bucknell University), 4/1/2022
     1,250,000     Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community                        1,335,225
                   Hospital)/(Radian Asset Assurance INS), 8/1/2024
       550,000     Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2034                   587,351
       200,000     Wallingford Swarthmore, PA School District, UT GO Bonds (Series A), 5.10% (United States                  201,418
                   Treasury PRF 5/15/2007@100)/(Original Issue Yield: 5.25%), 5/15/2012
       400,000     Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL),                552,932
                   12/15/2018
     1,885,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020           2,032,539
     1,000,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/                    1,080,130
                   (Original Issue Yield: 6.30%), 1/1/2032
       920,000     West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL),        1,151,776
                   11/15/2014
     1,000,000     Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone         1,155,210
                   Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023
     1,500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone         1,584,645
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
       115,000     Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In                122,125
                   Treasuries COL), 7/1/2010
       200,000     Wissahickon, PA School District, UT GO Bonds, 5.00% (United States Treasury PRF                           202,744
                   11/15/2007@100)/(Original Issue Yield: 5.05%), 5/15/2010
     1,000,000     York County, PA Solid Waste & Refuse Authority, Solid Waste System Refunding Revenue Bonds,             1,129,020
                   5.50% (FGIC INS), 12/1/2014
                       TOTAL                                                                                             333,417,668
                   PUERTO RICO--1.4%
     1,000,000     Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States               1,084,590
                   Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
     1,000,000 1,2 Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 7.29151% (AMBAC INS),         1,258,740
                   1/1/2011
     2,000,000   3 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.000%,        2,230,480
                   7/1/2046
                       TOTAL                                                                                               4,585,181
                       TOTAL MUNICIPAL BONDS (IDENTIFIED COST $318,893,017)                                              338,002,849
                   SHORT-TERM MUNICIPALS --0.9%4
                   PENNSYLVANIA--0.5%
       300,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                     300,000
                   Services)/(PNC Bank, N.A. LOC), 3.550%, 12/1/2006
       400,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs           400,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                   3.630%, 12/1/2006
       800,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs            800,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 12/1/2006
                       TOTAL                                                                                               1,500,000
                   PUERTO RICO--0.4%
     1,400,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit           1,400,000
                   Suisse, Zurich LIQ), 3.290%, 12/6/2006
                       TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                     2,900,000
                       TOTAL MUNICIPAL INVESTMENTS - 101.4%                                                              340,902,849
                       (IDENTIFIED COST $321,793,017)5
                       OTHER ASSETS AND LIABILITIES - NET - (1.4)%                                                       (4,847,046)
                       TOTAL NET ASSETS - 100%                                                                         $ 336,055,803

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $3,655,885 which represented 1.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the"Trustees"). At
     November 30, 2006, these liquid restricted securities amounted to $1,258,740 which represented 0.4% of total net assets.

3    Underlying security in inverse floater structure.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At November 30, 2006, the cost of investments for federal tax purposes was $314,784,628. The net unrealized appreciation of investments for federal tax purposes was $17,799,521. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,806,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,888.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2006, is as follows:

SECURITY                                                                                       ACQUISITION DATE     ACQUISITION COST
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO             9/23/1999     $ 370,000
Cargo PIT LLC Project), 9/1/2009
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO            9/23/1999     $ 984,950
Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
Susquehanna , PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series            4/14/1999     $ 954,500
1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 EDFA    --Economic Development Financing Authority
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHA     --Federal Housing Administration
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MFH     --Multi-family Housing
 PRF     --Prerefunded
 RITES   --Residual Interest Tax-Exempt Securities
 SFM     --Single Family Mortgage
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes






FEDERATED VERMONT MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS-98.7%
                  PUERTO RICO-13.7%
  $ 1,500,000     Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009                  $  1,575,405
    1,000,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series 2005K),           1,058,610
                  5.00%, 7/1/2025
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         498,552
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      200,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         211,834
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
    1,000,000   1 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.000%,         1,115,240
                  7/1/2046
                     TOTAL                                                                                                 4,459,641
                  VERMONT--84.7%
      165,000     Burlington, VT Airport, Revenue Bonds, (Series A), 3.625% (MBIA Insurance Corp. INS)/                      160,797
                  (Original Issue Yield: 3.76%), 7/1/2017
    1,250,000     Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023            1,330,637
      490,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015                    499,633
      510,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016                    517,665
      300,000     Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original          302,235
                  Issue Yield: 4.85%), 7/1/2008
      295,000     Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.32%), 5/1/2020                          297,071
      210,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017                    213,127
      785,000     Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006                                                              785,031
      185,000     Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014                    186,887
      190,000     Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.93%), 11/1/2015                    191,433
      200,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016                    203,938
      220,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018                    222,330
      125,000     Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%),           125,481
                  11/1/2013
      110,000     Chittenden, VT Solid Waste District, UT GO Bonds, (Series A), 2.50% (AMBAC INS), 1/1/2007                  109,838
      100,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC                        99,112
                  INS)/(Original Issue Yield: 3.32%), 1/1/2010
      310,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC                       307,960
                  INS)/(Original Issue Yield: 3.52%), 1/1/2011
      205,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC                       204,428
                  INS)/(Original Issue Yield: 3.62%), 1/1/2012
       90,000     Fair Haven, VT Union High School District, UT GO Bonds, 5.05% (AMBAC INS)/(Original Issue Yield:            90,004
                  5.15%), 12/1/2006
       25,000     Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009                                      25,583
      515,000     St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007                                518,955
      520,000     St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008                                530,748
      340,000     Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp.                  354,110
                  INS)/(Original Issue Yield: 5.85%), 12/1/2019
      250,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021            270,298
      650,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023            699,940
    1,000,000     Vermont EDA, Mortgage Revenue Bonds (Series 2006A), 5.375% (Wake Robin Corp.), 5/1/2036                  1,023,330
    1,000,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 2004A),       1,067,910
                  5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023
       50,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.00% (St.              51,922
                  Michael's College)/(AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2023
        3,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.58% TOBs (Middlebury             2,983
                  College ), Mandatory Tender 11/1/2007
      500,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2002A), 5.00%             527,995
                  (Middlebury College )/(Original Issue Yield: 5.20%), 11/1/2032
      225,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2004A), 4.25%             229,678
                  (Landmark College, Inc.)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.32%), 7/1/2015
    1,500,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006A), 4.75%           1,541,655
                  (Vermont Developmental & Mental Health Services Acquisition Pool)/(Radian Asset Assurance INS),
                  8/15/2036
    1,000,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006A), 5.00%           1,066,660
                  (Middlebury College ), 10/31/2046
       50,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's              49,192
                  College)/(Original Issue Yield: 3.33%), 10/1/2009
      100,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.60% (St. Michael's              99,737
                  College)/(Original Issue Yield: 3.68%), 10/1/2010
      140,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's            141,133
                  College)/(Original Issue Yield: 3.93%), 10/1/2011
      195,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's             198,038
                  College)/(Original Issue Yield: 4.10%), 10/1/2012
      125,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's            127,988
                  College)/(Original Issue Yield: 4.23%), 10/1/2013
      385,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's             396,381
                  College)/(Original Issue Yield: 4.35%), 10/1/2014
      370,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's            381,674
                  College)/(Original Issue Yield: 4.45%), 10/1/2015
       65,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 67,142
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008
       55,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 57,639
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009
    4,130,000   2 Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57%          3,927,671
                  (Marlboro College), 4/1/2019
      200,000     Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996),         201,986
                  4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%),
                  11/15/2007
       90,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      90,257
      100,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009                     100,326
       60,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      60,307
       75,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009                      75,415
       80,000     Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/(MBIA Insurance Corp. INS),                 80,702
                  5/1/2008
      205,000     Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2008             205,750
      130,000     Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2009             131,014
      500,000     Vermont HFA, SFH Bonds (Series 24A), 4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2036                          508,835
      600,000     Vermont HFA, SFH Bonds (Series 26), 4.70% (Vermont HFA SFM)/(FSA INS), 11/1/2031                           605,436
    1,000,000     Vermont HFA, SFH Revenue Bonds (Series 25A), 5.10% (Vermont HFA SFM)/(FSA INS), 11/1/2031                1,046,640
      860,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original         869,073
                  Issue Yield: 4.65%), 12/1/2007
      100,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original         102,318
                  Issue Yield: 4.95%), 12/1/2008
      340,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original         352,396
                  Issue Yield: 4.85%), 12/1/2009
      665,000     Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/(Original Issue          670,719
                  Yield: 4.45%), 12/1/2007
      840,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance          892,206
                  Corp. INS), 7/1/2011
      500,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance          559,280
                  Corp. INS), 7/1/2015
      665,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%),                690,982
                  3/1/2026
      745,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%),                771,954
                  3/1/2034
      500,000     Vermont State, UT GO Bonds, 4.00%, 3/1/2022                                                                501,370
                     TOTAL                                                                                                27,722,935
                  VIRGIN ISLANDS-0.3%
      100,000     Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin           106,806
                  Islands Matching Fund), 10/1/2024
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $31,730,280)                                                  32,289,382
                  SHORT-TERM MUNICIPALS -2.1%3
                  PUERTO RICO-2.1%
      700,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              700,000
                  Suisse, Zurich LIQ), 3.290%, 12/6/2006 (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS --- 100.8%                                                               32,989,382
                     (IDENTIFIED COST $32,430,280)4
                     OTHER ASSETS AND LIABILITIES --- NET --- (0.8)%                                                       (245,597)
                     TOTAL NET ASSETS --- 100%                                                                          $ 32,743,785

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.0% of the Fund's portfolio as calculated based upon total market value.

1    Underlying security in inverse floater structure.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $3,927,671 which represented 12.0% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.


4 At November 30, 2006, the cost of investments for federal tax purposes was $31,931,030. The net unrealized appreciation of investments for federal tax purposes was $500,732. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $711,605 and net unrealized depreciation from investments for those securities having an excess of cost over value of $210,873.

    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2006, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57%      3/22/1999        $4,110,071
 (Marlboro College), 4/1/2019

    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 HFA   --Housing Finance Authority
 HUD   --Housing and Urban Development
 INS   --Insured
 LIQ   --Liquidity Agreement
 MFH   --Multifamily Housing
 SFH   --Single Family Housing
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 24, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 24, 2007